Filed with the Securities and Exchange Commission on December 23, 2025
Securities Act of 1933 File No. 333-180308
Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 273

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 275

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (513) 587-3400

Karen Jacoppo-Wood
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Nicole M. Crum
Sullivan & Worcester LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 29, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL CLASS (BCGDX) Managed by SCS Capital Management LLC
PROSPECTUS December 29, 2025

For information or assistance in opening an account, please call toll-free 1-800-514-3583.

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Risk/Return Summary	3
Investment Objective, Investment Strategies and Related Risks	9
Fund Management	12
How the Fund Values its Shares	14
How to Buy Shares	14
How to Redeem Shares	19
Dividends, Distributions and Taxes	24
Financial Highlights	26
Customer Privacy Notice	27
For Additional Information	back cover

2

Risk/Return Summary

INVESTMENT OBJECTIVE

The Blue Current Global Dividend Fund (the “Fund”) seeks current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.42%
Total Annual Fund Operating Expenses(1)	1.41%
Less Management Fee Reductions and/or Expense Reimbursements(2)	(0.40%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)	1.01%

(1)	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)	SCS Capital Management LLC (the “Adviser”) has contractually agreed, until January 1, 2027, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2027, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

3

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$103	$407	$733	$1,656

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stocks are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts (“forwards”). The Fund may also invest in exchange-traded funds (“ETFs”) that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments for the Fund. Throughout this process the Adviser applies fundamental, “bottom-up” analysis when selecting investments. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States. The Fund will also invest at least 40% of its assets in foreign securities. The Fund’s foreign securities will primarily be in companies in developed countries.

The Fund’s investment in foreign securities may include investing in securities traded on foreign exchanges, investing in American Depositary Receipts (“ADRs”) listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts.

A security may be sold when the security reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s dividend-paying criteria.

4

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategies depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of August 31, 2025, 25.3% and 16.1% of the Fund’s net assets were invested in stocks within the financials sector and consumer staples sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

5

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk – Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seek to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Forward Currency Exchange Contract Risk – Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange-Traded Fund (“ETF”) Risk – Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

American Depository Receipt (“ADR”) Risk – ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

6

PERFORMANCE SUMMARY

Effective February 1, 2025, following an internal restructuring, the Adviser began serving as the Fund’s investment adviser. Prior to February 1, 2025, Edge Capital Group, LLC (the “Prior Adviser”) served as the Fund’s investment adviser. The Adviser was under common control with the Prior Adviser. The Fund’s investment objective, principal investment strategies and portfolio managers did not change.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year, and ten year periods compare with those of a broad-based securities market index, MSCI World Index, and a secondary index, MSCI World High Dividend Yield Index. The bar chart and table show the performance of the Fund’s Institutional Class. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

*	The Fund’s year-to-date return through September 30, 2025 is 23.03%.

Quarterly Returns During This Time Period

Highest: 16.99% (quarter ended June 30, 2020)

Lowest: (24.61%) (quarter ended March 31, 2020)

Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Five Years	Ten Years
Return Before Taxes	16.74%	9.20%	8.11%
Return After Taxes on Distributions	15.58%	8.15%	7.32%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	7.15%	6.46%
MSCI World Index (reflects no deduction for fees, expenses or taxes)*	18.67%	11.17%	9.95%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)*	7.95%	5.38%	6.34%

*	Prior to June 13, 2024, the MSCI World High Dividend Yield Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the MSCI World Index has replaced the MSCI World High Dividend Yield Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The MSCI World High Dividend Yield Index is now the Fund’s secondary index.

7

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MANAGEMENT OF THE FUND

The Investment Adviser

SCS Capital Management LLC is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Henry M. Jones	Co-Portfolio Manager of the Fund since its inception in September 2014	Managing Director
Dennis Sabo	Co-Portfolio Manager of the Fund since its inception in September 2014	Managing Director

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment amount for Institutional Class shares is $100,000 for all regular accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or via overnight mail to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-514-3583 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Certain of these payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Investment Objective, Investment Strategies and Related Risks

Investment Objective

The Fund seeks current income and capital appreciation. The Board has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days advance written notice to shareholders.

Investment Strategies

The Fund seeks to achieve its investment objective by generally investing in dividend-paying equity securities of companies whose stocks are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forwards. The Fund may also invest in ETFs that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments. Throughout this process the Adviser applies fundamental, “bottom-up” analysis when selecting investments for the Fund. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States, and invest at least 40% of its assets in foreign securities. The Fund’s foreign securities will primarily be in companies in developed countries.

The Fund’s investment in foreign securities may include investing in securities traded on foreign exchanges, investing in ADRs listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts. ADRs are depositary receipts generally issued by a bank or other financial institution and represent an ownership interest in the common stock or other equity securities of a foreign company.

A security may be sold when the issue reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s dividend-paying criteria.

Investment Risks

The principal risks associated with the Fund’s investment strategies are generally described below. The Fund may be subject to additional risks because the types of investments the Fund makes and changes in market conditions. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market

9

turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at time be better or worse than the performance of the mutual funds that focus on other types of stock strategies or have a broader investment style.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. In addition, there may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Sector Concentration Risk – If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of August 31, 2025, 25.3% and 16.1% of the Fund’s net assets were invested in stocks within the financials sector and consumer staples sector, respectively. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financial sector as a whole, cannot be predicted. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may

10

affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk – Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities trading in foreign currencies. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seek to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Forward Currency Exchange Contract Risk – Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

ETF Risk – ETFs typically hold a portfolio of securities designed to track the performance of a particular index, while others may be managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease. In addition, certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.

Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur

11

expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

ADR Risk – ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below and/or in the Fund’s Statement of Additional Information (“SAI”).

Investments in Money Market Instruments – The Fund will typically hold a portion of its assets in cash or cash equivalent securities, short-term debt securities, including repurchase agreements and money market mutual fund shares (“Money Market Instruments”). The Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. When the Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the Fund will incur Acquired Fund Fees and Expenses (as defined by the U.S. Securities and Exchange Commission).

Temporary Defensive Positions – From time to time, the Fund also may take temporary defensive positions inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Portfolio Holdings and Disclosure Policy – A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s SAI.

Additional Information – Whether the Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives. The Fund may not be appropriate for investors who engage in short-term trading and/or other speculative strategies or styles. The Adviser purchases portfolio holdings with the intention of holding the investments for an extended period of time.

CFTC Regulation Risk – To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Fund Management

The Investment Adviser

Beginning February 1, 2025, following an internal restructuring, SCS Capital Management LLC, with offices at 3333 Riverwood Parkway, Suite 350, Atlanta, Georgia 30339, began serving as the Fund’s investment adviser. Prior to February 1, 2025, Edge Capital Group, LLC (the “Prior Adviser”) served as the Fund’s investment adviser. The Adviser was under common control with the Prior Adviser. The Prior Adviser was the successor-in-interest to Edge

12

Advisors, LLC (the “Predecessor Adviser”). Pursuant to the Advisory Agreement, the Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser was organized in 2002 and also provides investment advisory services to high net-worth individuals and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments and charitable foundations, and other investment pools.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.99% of the Fund’s average daily net assets under the terms of the Advisory Agreement. The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until January 1, 2027, to reduce its Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding to 0.99% of the average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2027, the Expense Limitation Agreement may not be modified or terminated without approval of the Board. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. The net aggregate Management Fee paid to the Adviser by the Fund for the fiscal year ended August 31, 2025 as a percentage of average net assets was 0.59%.

A discussion of the factors considered by the Board in its approval of the Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the Fund’s unaudited Financial Statements to shareholders for the fiscal year period ended February 28, 2025.

Portfolio Managers

The following individuals have primary responsibility for day-to-day management of the Fund’s portfolio:

Henry M. Jones is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Jones is a Managing Director at the Adviser and previously was the Managing Partner of the Prior Advisor since 2018 and the Predecessor Adviser since 2012 and co-founded the Predecessor Adviser in 2006. Prior to co-founding the Predecessor Adviser, Mr. Jones was a Director at Credit Suisse. He also served as portfolio manager for an equity fund and was an analyst for the Excelsior Value & Restructuring Fund. Mr. Jones earned a Bachelor of Arts in History and Economics with distinction (Omicron Delta Epsilon) from Hampden-Sydney College and a Master of Business Administration from the University of North Carolina Kenan-Flagler School of Business.

Dennis Sabo, CFA, is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Sabo is a Managing Director at the Adviser and previously was a Partner of the Prior Advisor since 2018 and the Predecessor Adviser from 2017 until August 2018 and has co-managed equity strategies since 2010. Mr. Sabo is a member of the Adviser’s Advisory Committee. Prior to joining the Predecessor Adviser, Mr. Sabo was an equity analyst at Jodocus Capital, a long/short hedge fund where he was a sector generalist. Prior to Jodocus, Mr. Sabo was an equity analyst at Credit Suisse where he was a member of the Global Media team. Mr. Sabo was also an associate at SunTrust Robinson Humphrey and covered the consumer technology sector. Prior to his career in investment management, Mr. Sabo worked in telecommunications engineering for six years. Mr. Sabo earned a Bachelor of Science Electrical Engineering from the University of Miami and a Master of Business Administration from the University of Georgia, where he concentrated on finance and investments.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of shares of the Fund.

13

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”, the “Administrator”, or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services provided to the Fund by Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third-party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

How the Fund Values its Shares

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

How to Buy Shares

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV per share next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request and/or suspend its offering of shares at any time. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing Fund shares are not issued.

14

Minimum Initial Investment

The minimum initial investment in the Institutional Class shares of the Fund is $100,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Blue Current Global Dividend Fund.

●	Mail the application and the check to the Transfer Agent at the following address:

Regular/Express Mail:

Blue Current Global Dividend Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

-or-

Overnight Mail:

Blue Current Global Dividend Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Shares will be issued at the NAV per share next computed after receipt of your application, in proper form, and check. To ensure timely and accurate processing, a purchase request must be received in “good order.”

Purchase Requests in Good Order

A purchase request will be considered to be in “good order” only if it includes all of the following:

●	A completed and signed account application (for new accounts).

●	The exact dollar amount of the investment.

●	For existing accounts, the account number and the name(s) exactly as registered on the account.

●	Payment in U.S. dollars, payable to the Fund.

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its Transfer Agent are not responsible for delays or losses due to requests that are not received in good order.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. Cash equivalents, for example, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will generally not be accepted. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account

15

will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

You may not use an Automated Clearing House (“ACH”) transaction for your initial purchase of Fund shares.

ACH Purchase. Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a completed form/letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions. The Fund may alter, modify, or terminate this purchase option at any time.

Transaction Limit. The Fund may limit ACH purchases to a maximum of $100,000 per transaction. This limit may be modified at any time without prior notice. The Fund may also reject any purchase order for any reason.

Bank Account Requirements. To establish ACH services, your designated bank account must be with a U.S. domestic financial institution. The name(s) and registration on the bank account must exactly match the name(s) and title on your Fund account. The bank account must be owned and controlled by the shareholder. ACH transfers originating from a third-party bank account will be rejected.

Redemption and Security Policies

Redemption Proceeds. For shareholder protection, a request for an electronic redemption to a bank account that has been on file for less than 30 calendar days will be rejected. To proceed with the redemption, you must either (a) provide a written request with a Medallion Signature Guarantee, as detailed further in the “Medallion Signature Guarantee Requirements” section, or (b) request payment by check sent to your address of record.

Right to Refuse Transactions. The Fund and its Transfer Agent reserve the right to reject any ACH purchase request that is not in “good order.” A transaction is considered to be in “good order” when all required information and authorizations have been provided.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-514-3583 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV per share next computed after receipt of your wire in proper form.

If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee,

16

receives the order in proper form. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers, depending on the nature and terms of the financial intermediary’s particular platform. Additionally, investors purchasing shares from a broker or other financial intermediary may be required to pay a commission in connection with such purchase. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. Such investors should consult with their financial intermediary regarding any commissions and other fees and expenses of the shares being purchased. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by overnight mail to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

●	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-800-514-3583 before wiring funds.

●	Through your brokerage firm or other financial institution.

●	By ACH purchase. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account information. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

Automatic Investment Plan (AIP)

Investors may purchase shares of the Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Fund’s Transfer Agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its Transfer Agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Fund reserves the right to suspend or discontinue the AIP at any time.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal

17

activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, other taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures in an effort to detect and prevent disruptive trading, including market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If the Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares

18

through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, an annual IRA custodial fee (currently $25), statement retrieval fees (currently $25 per request) and fees for removal of excess contributions or Roth conversions or recharacterizations (currently $25 per transaction). These fees may change in the future.

How to Redeem Shares

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail

You may redeem shares by mailing a written request to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or by overnight mail to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

A redemption request will be considered to be in “good order” only if it includes all of the following:

●	The name of the Fund and the account number;

●	The exact dollar amount or shares to be redeemed;

●	The name(s) of the registered account owner(s); exactly as they appear on the account;

●	Any required signature guarantee or medallion signature guarantee, if applicable; and

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify the identity or authority of the person(s) requesting the redemption.

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its Transfer Agent are not responsible for processing delays or losses resulting from requests not received in good order.

19

Medallion Signature Guarantee Requirements

To protect shareholders and the Fund against potential fraud, a signature guarantee, specifically a Medallion Signature Guarantee, may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its Transfer Agent may require a Medallion Signature Guarantee in the following situations:

●	The redemption amount exceeds $50,000;

●	The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

●	The redemption proceeds are made payable to someone other than the registered account owner;

●	The proceeds are directed to a financial institution account not held in the shareholder’s name;

●	The account registration or ownership is being changed

●	Redemption instructions are submitted by mail with alternate delivery instructions or special processing; and

●	Any other situation where the Fund or its Transfer Agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STEMP, SEMP, or MSP). These typically include commercial banks, savings association, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s Transfer Agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Fund’s Transfer Agent reserves the right ‘to reject any signature guarantee.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone

You may purchase, exchange, or redeem Fund shares by calling 1-800-514-3583. Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Fund or its Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined NAV. Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $50,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Fund or its Transfer Agent. Please allow additional time to place your transaction. The Fund or its Transfer Agent will not be held liable for any loss if you are unable to reach them to confirm a telephone transaction.

The Fund and its Transfer Agent use reasonable procedures to verify the authenticity of telephone transactions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Fund nor its Transfer Agent will be

20

held responsible for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal income tax withholding at the time of a redemption.

For your protection, telephone redemption may be restricted for 30 days following a change of address or banking information. The Fund may also require a signature guarantee or other documentation for certain transactions.

The Fund reserves the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding.

Systematic Withdrawal Plan

Shareholders may establish a Systematic Withdrawal Plan (“SWP”) to redeem shares from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder, subject to the availability of shares in the account. Redemptions are priced at the NAV next determined after the request is received in good order. Shareholders may modify or terminate the SWP at any time. Withdrawals are redemptions of Fund Shares and may be taxable. Overtime, withdrawals may deplete the account. For additional information, call the Transfer Agent toll-free at 1-800-514-3583.

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, fees for outbound wires (currently $15 per wire), IRA withdrawal fees (transfer or redemption) (currently $25 per withdrawal), and overnight delivery fees (currently $35 per overnight delivery) and deducts the fee directly from your account. These fees may change in the future. Your bank may also impose a fee for the incoming wire.

Through Your Broker or Financial Institution

You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received, in proper form. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. A redemption to a bank other than the bank of record requires a signature guarantee and any redemption to a bank other than the bank of record is transmitted by federal wire transfer.

Receiving Payment

The length of time the Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, the Fund typically expects to mail the check within one (1) to three (3) business days; and

●	For payment by wire or ACH, the Fund typically expects to process the payment within one (1) to three (3) business days.

21

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Redemption Fee

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of Fund shares occurring within 7 calendar days of the date of purchase. No redemption fee will be imposed on the involuntary redemption of accounts below the minimum investment amount (see “Minimum Account Balance” below), the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee is waived on required distributions from IRA accounts due to the shareholder reaching age 70½, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code of 1986, as amended (the “Code”) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Fund may also require further documentation in connection with these waivers.

The redemption fee is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the account balance falls below $100,000 (the “Minimum Account Balance”) due to shareholder activity. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the Minimum Account Balance solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 calendar days to purchase additional shares to meet the Minimum Account Balance requirement.

Lost Shareholders, Inactive Accounts, and Unclaimed Property

Unclaimed property laws may require the Fund or its Transfer Agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its Transfer Agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of the sale.

For retirement accounts, such escheatment may be treated as a taxable distribution and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its Transfer Agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

22

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

Other Redemption Information

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”

Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you may pay any applicable taxes and brokerage charges associated with selling the securities.

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

Uncashed Checks/Automatic Dividend and Capital Gain Reinvested

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1)	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2)	Dividends and capital gain distributions are not cashed within 180 days; or

3)	Bank account of record is no longer valid

For non-retirement and non-educational accounts, any dividend and capital gains distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment.

23

Dividends, Distributions and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Income dividends, if any, are normally declared and paid quarterly by the Fund, while net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid in cash or reinvested in additional shares of the Fund.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. If it meets certain minimum distribution requirements, a regulated investment company will not be subject to federal income tax on its taxable income and gains from investments that it timely distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders. In order to qualify for taxation as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI. The Fund will monitor its investments with the objective of maintaining its qualification as a regulated investment company under the Code.

When you redeem Fund shares, you will generally realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their respective Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares may be subject to federal income tax. However, certain exchanges of shares may be exempt from tax, including exchanges of the Fund’s shares for shares of a different class of the Fund. All or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed if you purchase other substantially identical shares within 30 days before or 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct, or who have been

24

notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cast basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting the Transfer Agent at 1-800-514-3583, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

Shareholders that are not “U.S. persons” within the meaning of the Code should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of U.S. tax rules and tax rules of other applicable jurisdictions to their investment in a Fund.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

25

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, which may be obtained at no charge by calling the Fund at 1-800-514-3583 or by visiting the Fund’s website www.bluecurrentfunds.com.

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2025		2024	2023	2022	2021

Net asset value at beginning of year	$16.37		$13.29	$12.40	$15.06	$11.74
Income (loss) from investment operations:
Net investment income	0.28		0.29	0.28	0.48	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	2.46		3.09	1.28	(1.88)	3.32
Total from investment operations	2.74		3.38	1.56	(1.40)	3.49
Less distributions from:
Net investment income	(0.26)		(0.30)	(0.28)	(0.49)	(0.17)
Net realized gains	(0.35)		—	(0.39)	(0.77)	—
Total distributions	(0.61)		(0.30)	(0.67)	(1.26)	(0.17)
Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value at end of year	$18.50		$16.37	$13.29	$12.40	$15.06

Total return (b)	17.36%		25.71%	12.94%	(10.12%)	29.91%

Net assets at end of year (000’s)	$89,914		$76,424	$62,804	$51,286	$52,031

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.40	% (c)	1.43%	1.48%	1.49%	1.48%
Ratio of net expenses to average net assets (d)	1.00	% (c)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (d)	1.67%		2.04%	2.18%	3.43%	1.27%
Portfolio turnover rate	33%		46%	60%	60%	53%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over years covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees.

(c)	Includes 0.01% of tax reclaims collection expense.

(d)	Ratio was determined after management fee reductions by the Adviser.

26

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE BLUE CURRENT GLOBAL DIVIDEND FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    Assets

●    Retirement Assets

●    Transaction History

●    Checking Account Information

●    Purchase History

●    Account Balances

●    Account Transactions

●    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-514-3583

27

Who we are
Who is providing this notice?	Blue Current Global Dividend Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tell us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    SCS Capital Management LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

28

For Additional Information

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI, the audited and unaudited Financial Statements or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-800-514-3583

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.bluecurrentfunds.com or upon written request to:

Regular/Express Mail

Blue Current Global Dividend Fund

c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

-or-

Overnight Mail

Blue Current Global Dividend Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Only one copy of a Prospectus or audited and unaudited Financial Statements will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or audited and unaudited Financial Statements at any time by calling or writing the Fund or by downloading free of charge at www.bluecurrentfunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22680

(MRFOX)

Managed by
Marshfield Associates, Inc.

Prospectus
December 29, 2025

For information or assistance in opening an account,
please call toll-free 1-855-691-5288.

This Prospectus has information about the Fund that
you should know before you invest. You should read it
carefully and keep it with your investment records.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Risk/Return Summary	1
Other Information About The Fund’s Investment Objective, Strategies and Risks	10
Fund Management	11
How the Fund Values Its Shares	14
How to Buy Shares	15
How to Redeem Shares	22
Dividends, Distributions and Taxes	29
Financial Highlights	31
Customer Privacy Notice	33
For Additional Information	back cover

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Marshfield Concentrated Opportunity Fund (the “Fund”) seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.10%
Management Fee Reductions and/or Expense Reimbursements (2)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (1)(2)	1.02%

(1)	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

(2)	Marshfield Associates, Inc. (the “Adviser”) has contractually agreed, until January 1, 2027, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2027, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$342	$598	$1,333

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

2

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks the dual goals of capital preservation and long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Fund seeks to achieve its investment objective by investing principally in a portfolio of common stocks of companies traded on United States (“U.S.”) securities exchanges or over-the-counter (“OTC”) markets that exhibit low valuations based on the Adviser’s analysis of the companies’ intrinsic value. The Fund may invest in companies of any capitalization size, including large- cap, mid-cap, and small-cap companies. The Fund will typically hold from 16 to 24 equity securities plus a cash position. The cash position will, on average, be in the range of 0-25% of the portfolio and will be an output of the Adviser’s buy and sell decisions, not a tactical maneuver.

The Adviser generally develops a list of U.S. exchange-traded and OTC companies for consideration to purchase using its proprietary screening process as described below. The Adviser performs a bottom-up analysis to identify companies that the Adviser believes are: (i) in an industry that allows the company to earn high returns on equity over time; (ii) imbued with a functional and resilient corporate culture; and (iii) trading at a price that is below the Adviser’s estimated intrinsic value of the company.

The Adviser’s screening process generally involves:

●	Rigorous analysis that entails developing an understanding of the ecosystem in which a company operates. The Adviser seeks to review all relevant materials about a company and its industry such as journal articles and securities filings, talks with the management personnel of both the subject company and its competitors, and research the economics underlying the relevant industry or industries in order to have a deep understanding of how the company works.

●	Determining the value of the company, which the Adviser conducts using conservative assumptions. The Adviser stress tests its valuation based upon a series of different scenarios and sets a target price that incorporates a substantial discount between the company’s market price and the Adviser’s estimate of the company’s value (i.e. intrinsic value).

●	Selecting portfolio investments in companies that the Adviser believes: (i) are in an industry that allows the company to earn high returns on equity over time, (ii) pass the Adviser’s tests of corporate culture (the internal compass expressed by the company’s attitude toward customers and shareholders), industry structure (attributes like competitive rivalry and the discipline to remain focused on maintaining and exploiting advantages) and management quality (integrity, courage and resolve) and (iii) are trading at a price that is below the Adviser’s estimate intrinsic value of the company.

3

●	Continuous review of all Fund holdings with ongoing monitoring of the financial performance of each company in the portfolio as well as analysis of whether each holding is performing as the Adviser’s conceptual case suggested.

The Adviser’s approach emphasizes the potential long-term health of a company rather than the short-term performance of the company. The Adviser normally purchases stock in a company with the intention of holding the investment for an extended period of time. However, the Adviser may sell a portfolio holding if it determines any of the following circumstances exist:

●	The company fails to perform as anticipated;

●	The company’s or the relevant industry’s outlook has changed for the worse;

●	Systemic risk to the portfolio should be limited, as with too great an exposure to a single industry or sector of the economy;

●	A company’s stock becomes excessively overvalued in relationship to the Adviser’s estimate of its intrinsic value; or

●	The Adviser decides to readjust the size of the Fund’s investment in the company’s stock (e.g., the company’s stock comprises too great a portion of the Fund, such as if the value of the company’s stock exceeds 20% of the Fund’s portfolio).

The Fund may hold out-of-favor stocks rather than popular ones. The Fund’s portfolio will be focused and therefore may at times hold stocks in only a few companies. While the Adviser does not intend to focus on any particular sector or industry in making investments for the Fund, at any given time the Fund may have a substantial investment in a particular sector or industry if the Adviser determines such investment to be the best available for the Fund. The Adviser is willing to hold cash and will buy stocks opportunistically when prices are attractive in the Adviser’s estimation.

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

4

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategies depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (“COVID-19”) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, and company closings and product cutbacks, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund’s shares will also decline.

5

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of August 31, 2025, 27.9% and 25.7% of the Fund’s net assets were invested in stocks within the retail trade sector and finance and insurance sector, respectively.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

6

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

PERFORMANCE SUMMARY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting the Fund’s website at www.marshfieldfunds.com.

*	The Fund’s year-to-date return through September 30, 2025 is 10.64%.

Quarterly Returns During This Time Period

Highest: 17.88% (quarter ended March 31, 2019)

Lowest: (15.67%) (quarter ended March 31, 2020)

7

Average Annual Total Returns for Period Ended December 31, 2024	One Year	Five Years	Since Inception (December 28, 2015)
Return Before Taxes	17.13%	14.47%	16.28%
Return After Taxes on Distributions	15.56%	13.59%	15.60%
Return After Taxes on Distributions and Sale of Fund Shares	10.65%	11.40%	13.54%
S&P 500 Index	25.02%	14.53%	14.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MANAGEMENT OF THE FUND

Marshfield Associates, Inc. is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Elise J. Hoffmann	Co-Portfolio Manager of the Fund since its inception in 2015	Principal
Christopher M. Niemczewski	Co-Portfolio Manager of the Fund since its inception in 2015	Managing Principal
Chad Goldberg	Co-Portfolio Manager of the Fund since 2022	Principal
Judy Becker	Co-Portfolio Manager of the Fund since 2025	Principal

8

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment for regular accounts in the Fund is $10,000; the minimum initial investment for an IRA or a gift to minors account is $1,000.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or via overnight mail to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-855-691-5288 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

9

OTHER INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Board has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to the principal strategies and risks described above, the Fund may invest on a non-principal basis in other types of securities whose risks are described below or in the Fund’s Statement of Additional Information (“SAI”).

Investments in Money Market Instruments and Temporary Defensive Positions. The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”). The Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the Fund may also take temporary defensive positions in attempting to respond to adverse or unusual market, economic, political or other conditions, and in doing so, may invest a significant portion of the Fund’s net assets in Money Market Instructions, including up to 100% of its assets in Money Market Instruments. When the Fund takes a temporary defensive position, it may not achieve its investment objective. When the Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the U.S. Securities and Exchange Commission (“SEC”)) which means that the Fund will pay its proportionate share of the fees and expenses of the registered investment companies in which it invests.

Additional Information.

Whether the Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives. The Fund may not be appropriate for investors who engage in short-term trading and/or other speculative strategies or styles. The Adviser purchases portfolio holdings with the intention of holding the investments for an extended period of time.

Portfolio Holdings and Disclosure Policy.

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

10

CFTC Regulation Risk.

To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

FUND MANAGEMENT

THE INVESTMENT ADVISER

Marshfield Associates, Inc., located at 1330 Connecticut Avenue NW, Suite 400, Washington, D.C. 20036, serves as the investment adviser to the Fund. Pursuant to the Advisory Agreement, the Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser was organized in 1989 and also provides investment advisory services to individuals, pensions and profit-sharing plans, trusts, estates, charitable organizations, corporations or other business entities, and municipalities.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.95% of its average daily net assets under the terms of the Advisory Agreement. The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until January 1, 2027, to reduce its Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 0.99% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the

11

Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2027, the Expense Limitation Agreement may not be modified or terminated without the approval of the Board. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. The net aggregate Management Fee paid to the Adviser by the Fund for the fiscal year ended August 31, 2025 as a percentage of annual average net assets was 0.87%.

A discussion of the factors considered by the Board in its approval of the Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the Fund’s unaudited Financial Statements to shareholders for the fiscal period ended February 28, 2025.

PORTFOLIO MANAGERS

The following individuals have primary responsibility for day-to-day management of the Fund’s portfolio:

Elise J. Hoffmann is a Co-Portfolio Manager of the Fund. She is a Principal of the Adviser and, along with Mr. Niemczewski, Mr. Goldberg, and Ms. Becker, leads the Adviser’s research team. Ms. Hoffmann joined the Adviser in 1995 and became a Principal in 1997. Prior to joining the Adviser, she worked for U.S. Congressman Ed Markey, serving seven years as Counsel to the U.S. House of Representatives’ Committee on Energy & Commerce, Subcommittee on Telecommunications and Finance, where she was responsible for developing securities legislation. Prior to that, she practiced law in the private sector at Steptoe & Johnson in Washington, D.C., where she was an associate attorney practicing corporate, securities, and tax law. Ms. Hoffmann graduated from Princeton University with an A.B. and earned a J.D. from Yale Law School.

Christopher M. Niemczewski is a Co-Portfolio Manager of the Fund. He is the Managing Principal of the Adviser, which he founded in 1989, and, along with Ms. Hoffmann, Mr. Goldberg, and Ms. Becker, leads the Adviser’s research team. Mr. Niemczewski was President of Justin Asset Management from 1981 to 1989. He graduated from Swarthmore College with a B.A. and earned an M.B.A. from Columbia University Graduate School of Business.

Chad Goldberg is a Co-Portfolio Manager of the Fund. He is a Principal of the

12

Adviser and along, with Mr. Niemczewski, Ms. Hoffmann, and Ms. Becker, leads the Adviser’s research team. Mr. Goldberg joined the Adviser in 2008 and became a Principal in 2012. Prior to joining the Adviser, Mr. Goldberg worked at the Congressional Budget Office’s National Security Division. Mr. Goldberg is a member of the CFA Society of Washington. Mr. Goldberg graduated from Stanford University with a B.A.

Judy Becker is a Co-Portfolio Manager of the Fund. She is a Principal of the Adviser and, along with Mr. Niemczewski, Ms. Hoffmann, and Mr. Goldberg leads the Adviser’s research team. Ms. Becker joined the Adviser in 2018 and became a Principal in 2023. Prior to joining the Adviser, Ms. Becker spent over a decade at the U.S. Department of Education, working primarily in the Office of the General Counsel, but also enjoying stints in the Department’s policy office and the Office of the Secretary. Prior to that, she worked as an associate at one of the world’s premier litigation firms, Williams & Connolly, LLP, having first clerked for a federal district court judge upon graduation from law school. Ms. Becker graduated from Duke University with a B.A. and earned a J.D. from Georgetown University Law Center.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of shares of the Fund.

THE ADMINISTRATOR AND TRANSFER AGENT

Ultimus Fund Solutions, LLC (“Ultimus”, the “Administrator” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services provided to the Fund by Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values (“NAV”) and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third- party service provider contracts on behalf of the Fund.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

13

HOW THE FUND VALUES ITS SHARES

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem shares is priced at the NAV per share next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption request, and, if applicable, payment in full of the purchase amount.

14

HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV per share next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request and/ or suspend its offering of shares at any time. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing Fund shares are not issued.

Minimum Initial Investment

The minimum initial investment for regular accounts in the Fund is $10,000; the minimum initial investment for an IRA or a gift to minors account is $1,000. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Marshfield Concentrated Opportunity Fund.

●	Mail the application and the check to the Transfer Agent at the following address:

Regular/Express Mail:

Marshfield Concentrated Opportunity Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

or

Overnight Mail:

Marshfield Concentrated Opportunity Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

15

Shares will be issued at the NAV per share next computed after receipt of your application, in proper form, and check. To ensure timely and accurate processing, a purchase request must be received in “good order.”

Purchase Requests in Good Order

A purchase request will be considered to be in “good order” only if it includes all of the following:

●	A completed and signed account application (for new accounts).

●	The exact dollar amount of the investment.

●	For existing accounts, the account number and the name(s) exactly as registered on the account.

●	Payment in U.S. dollars, payable to the Fund.

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its Transfer Agent are not responsible for delays or losses due to requests that are not received in good order.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. Cash equivalents, for example, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will generally not be accepted. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

You may not use an Automated Clearing House (“ACH”) transaction for your initial purchase of Fund shares.

16

ACH Purchase. Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a completed form/letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions. The Fund may alter, modify, or terminate this purchase option at any time.

Transaction Limit. The Fund may limit ACH purchases to a maximum of $100,000 per transaction. This limit may be modified at any time without prior notice. The Fund may also reject any purchase order for any reason.

Bank Account Requirements. To establish ACH services, your designated bank account must be with a U.S. domestic financial institution. The name(s) and registration on the bank account must exactly match the name(s) and title on your Fund account. The bank account must be owned and controlled by the shareholder. ACH transfers originating from a third-party bank account will be rejected.

Redemption and Security Policies

Redemption Proceeds. For shareholder protection, a request for an electronic redemption to a bank account that has been on file for less than 30 calendar days will be rejected. To proceed with the redemption, you must either (a) provide a written request with a Medallion Signature Guarantee, as detailed further in the “Medallion Signature Guarantee Requirements” section, or (b) request payment by check sent to your address of record.

Right to Refuse Transactions. The Fund and its Transfer Agent reserve the right to reject any ACH purchase request that is not in “good order.” A transaction is considered to be in “good order” when all required information and authorizations have been provided.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-855-691-5288 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV per share next computed after receipt of your wire in proper form.

17

If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers, depending on the nature and terms of the financial intermediaries’ particular platform. Additionally, investors purchasing shares from a broker or other financial intermediary may be required to pay a commission in connection with such purchase. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. Such investors should consult with their financial intermediary regarding any commissions and other fees and expenses of the shares being purchased and whether other classes of shares of the Fund may be available on the financial intermediary’s platform. The Fund is not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by overnight mail to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

●	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-855-691-5288 before wiring funds.

●	Through your brokerage firm or other financial institution.

18

●	By ACH purchase. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account information. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

Automatic Investment Plan (AIP)

Investors may purchase shares of the Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Fund’s Transfer Agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its Transfer Agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Fund reserves the right to suspend or discontinue the AIP at any time.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known

19

or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, other taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures in an effort to detect and prevent disruptive trading, including market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this

20

Prospectus. The Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If the Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, an annual IRA custodial fee (currently $25), statement retrieval fees (currently $25 per request) and fees for removal of excess contributions or Roth conversions or recharacterizations (currently $25 per transaction). These fees may change in the future.

21

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail

You may redeem shares by mailing a written request to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by overnight mail to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

A redemption request will be considered to be in “good order” only if it includes all of the following:

●	The name of the Fund and the account number;

●	The exact dollar amount or shares to be redeemed;

●	The name(s) of the registered account owner(s), exactly as they appear on the account;

●	Any required signature guarantee or medallion signature guarantee, if applicable; and

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify the identity or authority of the person(s) requesting the redemption.

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its Transfer Agent are not responsible for processing delays or losses resulting from requests not received in good order.

Medallion Signature Guarantee Requirements

To protect shareholders and the Fund against potential fraud, a signature guarantee, specifically a Medallion Signature Guarantee, may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its Transfer Agent may require a Medallion Signature Guarantee in the following situations:

●	The redemption amount exceeds $50,000;

22

●	The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

●	The redemption proceeds are made payable to someone other than the registered account owner;

●	The proceeds are directed to a financial institution account not held in the shareholder’s name;

●	The account registration or ownership is being changed;

●	Redemption instructions are submitted by mail with alternative delivery instructions or special processing; and

●	Any other situation where the Fund or its Transfer Agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STEMP, SEMP, or MSP). These typically include commercial banks, savings association, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s Transfer Agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone

You may purchase, exchange, or redeem Fund shares by calling 1-855-691-5288. Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Fund or its Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined NAV. Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $50,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

23

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Fund or its Transfer Agent. Please allow additional time to place your transaction. The Fund or its Transfer Agent will not be held liable for any loss if you are unable to reach them to confirm a telephone transaction.

The Fund and its Transfer Agent use reasonable procedures to verify the authenticity of telephone instructions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Fund nor its Transfer Agent will be responsible for any loss, liability, cost, or expense arising from unauthorized or fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal income tax withholding at the time of a redemption.

For your protection, telephone redemptions may be restricted for 30 days following a change of address or banking information. The Fund may also require a signature guarantee or other documentation for certain transactions.

The Fund reserves the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding.

Systematic Withdrawal Plan

Shareholders may establish a Systematic Withdrawal Plan (“SWP”) to redeem shares from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder, subject to the availability of shares in the account. Redemptions are priced at the NAV next determined after the request is received in good order. Shareholders may modify or terminate the SWP at any time. Withdrawals are redemptions of Fund shares and may be taxable. Overtime, withdrawals may deplete the account. For additional information, call the Transfer Agent toll-free at 1-855-691-5288.

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, fees for outbound wires (currently $15 per wire), IRA withdrawal fees (transfer or redemption) (currently $25 per withdrawal), and overnight delivery fees (currently $35 per overnight delivery) and deducts the fee directly from your account. These fees may change in the future. Your bank may also impose a fee for the incoming wire.

24

Through Your Broker or Financial Institution

You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received in proper form at an earlier time during the day in order for your redemption to be effective as of the day the order is received, in proper form. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The length of time the Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, the Fund typically expects to mail the check within one (1) to three (3) business days; and

●	For payment by wire or ACH, the Fund typically expects to process the payment within one (1) to three (3) business days.

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Redemption Fee

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of Fund shares occurring within 90 days of the date of purchase. Redemption fees may be waived for the reasons listed below or in the sole discretion of the Fund’s Adviser after considering the circumstances related to the redemption and the Adviser’s management of the Fund’s portfolio. No redemption fee will be imposed on the involuntary redemption of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired

25

pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee is waived on required distributions from IRA accounts due to the shareholder reaching age 70½, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Fund may also require further documentation in connection with these waivers.

The redemption fee is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the account balance falls below $1,000 (the “Minimum Account Balance”) due to shareholder activity. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the Minimum Account Balance solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 calendar days to purchase additional shares to meet the Minimum Account Balance requirement.

Lost Shareholders, Inactive Accounts, and Unclaimed Property

Unclaimed property laws may require the Fund or its Transfer Agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its Transfer Agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of the sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income withholding may apply.

To help avoid escheatment, shareholders should maintain current contact

26

information and periodically initiate contact with the Fund or its Transfer Agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

Other Redemption Information

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”

Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you may pay any applicable taxes and brokerage charges associated with selling the securities.

27

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within the 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

Uncashed Check/Automatic Dividend and Capital Gain Reinvested

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1.	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2.	Dividends and capital gain distributions are not cashed within 180 days; or

3.	Bank account of record is no longer valid.

For non-retirement and non-educational accounts, any dividend and capital gains distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment.

28

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid in cash or reinvested in additional shares of the Fund.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. If it meets certain minimum distribution requirements, a regulated investment company will not be subject to federal income tax on its taxable income and gains from investments that it timely distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders. In order to qualify for taxation as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI. The Fund will monitor its investments with the objective of maintaining its qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

29

When you redeem Fund shares, you will generally realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their respective Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares may be subject to federal income tax. However, certain exchanges of shares may be exempt from tax, including exchanges of the Fund’s shares for shares of a different class of the Fund. All or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed if you purchase other substantially identical shares within 30 days before or 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specified Share Identification. You may make this election for future transactions by providing written instructions, contacting the Transfer Agent at 1-855-691-5288, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which

30

method is most suitable for your individual circumstances.

Shareholders that are not “U.S. persons” within the meaning of the Code should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of U.S. tax rules and tax rules of other applicable jurisdictions to their investment in the Fund.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, may be obtained at no charge by calling the Fund at 1-855-691-5288 or by visiting the Fund’s website www.marshfieldfunds.com.

31

MARSHFIELD CONCENTRATED OPPORTUNITY FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021

Net asset value at beginning of year	$32.68	$26.30	$21.73	$23.76	$20.10
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.19	0.13	(0.01)	(0.06)
Net realized and unrealized gains (losses) on investments	3.07	6.31	4.51	(0.46)	4.27
Total from investment operations	3.39	6.50	4.64	(0.47)	4.21
Less distributions from:
Net investment income	(0.32)	(0.13)	(0.03)	—	—
Net realized gains	(1.13)	—	(0.05)	(1.56)	(0.56)
Total distributions	(1.45)	(0.13)	(0.08)	(1.56)	(0.56)
Proceeds from redemption fees collected	0.01	0.01	0.01	0.00 (a)	0.01

Net asset value at end of year	$34.63	$32.68	$26.30	$21.73	$23.76

Total return (b)	10.71%	24.84%	21.46%	(2.21%)	21.44%

Net assets at end of year (000’s)	$1,278,685	$955,961	$533,041	$311,576	$286,116
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.07%	1.09%	1.11%	1.14%	1.15%
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets (c)	1.01%	0.75%	0.61%	(0.04%)	(0.31%)
Portfolio turnover rate	6%	25%	0%	3%	24%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses.

(c)	Ratio was determined after management fee reductions and/or expense reimbursements.

32

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE MARSHFIELD CONCENTRATED OPPORTUNITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■        Social Security number

■        Assets

■        Retirement Assets

■        Transaction History

■        Checking Account Information

■        Purchase History

■        Account Balances

■        Account Transactions

■        Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-691-5288

33

Who we are
Who is providing this notice?	Marshfield Concentrated Opportunity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Marshfield Associates, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI, the audited and unaudited Financial Statements or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-855-691-5288

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.marshfieldfunds.com or upon written request to:

Regular/Express Mail

Marshfield Concentrated Opportunity Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

-or-

Overnight Mail

Marshfield Concentrated Opportunity Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Only one copy of a Prospectus or audited and unaudited Financial Statements will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may request an additional copy of a Prospectus or audited and unaudited Financial Statements at any time by calling or writing the Fund or by downloading free of charge at www.marshfieldfunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22680

PROSPECTUS

December 29, 2025

MEEHAN FOCUS FUND

(MEFOX)

Managed by
Edgemoor Investment Advisors, Inc.

For information or assistance in opening an account,
please call toll-free 1-866-884-5968.

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY	2
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS	9
FUND MANAGEMENT	14
HOW THE FUND VALUES ITS SHARES	16
HOW TO BUY SHARES	16
HOW TO REDEEM SHARES	22
DIVIDENDS, DISTRIBUTIONS AND TAXES	28
FINANCIAL HIGHLIGHTS	30
CUSTOMER PRIVACY NOTICE	32
FOR ADDITIONAL INFORMATION	Back Cover

1

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Meehan Focus Fund (the “Fund”) seeks long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held fewer than seven calendar days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)	1.06%
Less Management Fee Reductions and/or Expense Reimbursements(2)	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.01%

(1)

“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

(2)	Edgemoor Investment Advisors, Inc. (the “Adviser”) has contractually agreed, until March 1, 2027, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business amounts) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such expenses and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 1, 2027, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

2

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and the contractual agreement to limit expenses remains in effect only until March 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$332	$580	$1,290

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three-year period. The Fund normally invests in a focused portfolio of securities of no more than 45 issuers, including U.S. common stocks or securities convertible into common stocks. To identify companies that have significant growth potential, Edgemoor Investment Advisors, Inc., the Fund’s investment adviser (the “Adviser”), employs a value-oriented approach to stock selection without restriction to a company’s market capitalization. The Adviser seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange-traded funds (“ETFs”) and issuer-sponsored American Depository Receipts (“ADRs”). The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instruments, money market funds, and repurchase agreements. The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value or when the Adviser believes more attractive investment opportunities exist.

The Fund is non-diversified.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

3

General Risks. All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt. Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. The risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate as a period of historically low rates. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

4

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Preferred Stock Risk. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Risks of Investing in ETFs and Money Market Funds. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. Most ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. A fund that invests in shares of other registered investment companies will indirectly bear fees and expenses charged by those underlying funds, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. As of August 31, 2025, 37.6% and 15.2% of the Fund’s net assets were invested in stocks within the technology sector and the consumer discretionary sector, respectively. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

5

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index, the S&P 500 Total Return Index, and a secondary index, the S&P 500 Value Index. For periods prior to October 23, 2017, the performance shown below is for Meehan Focus Fund, a series of Meehan Mutual Funds, Inc. (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund, effective October 23, 2017, the date the Fund commenced operations. How the Fund and the Predecessor Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-884-5968.

Calendar Year Returns*

*	The Fund’s year-to-date return through September 30, 2025 was 17.53%.

Quarterly Returns During This Time Period

Highest	24.89% (quarter ended June 30, 2020)
Lowest	(22.26%) (quarter ended March 31, 2020)

6

Average Annual Total Returns for the Period Ended December 31, 2024	One Year	Five Years	Ten Years
Return Before Taxes	26.11%	17.19%	12.81%
Return After Taxes on Distributions	25.84%	16.83%	12.34%
Return After Taxes on Distributions and Sale of Fund Shares	15.66%	13.88%	10.56%
S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)*	12.29%	10.49%	10.01%

*

The S&P 500 Value Index is used to provide an additional comparison. The S&P 500 Value Index alters the weights of securities in the S&P 500 Index, overweighting companies with lower price-to-book and price-to-sales ratios, and also overweighting lower predicted and historical sales per share growth rates

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MANAGEMENT OF THE FUND

Edgemoor Investment Advisors, Inc. is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Paul P. Meehan	Since 2005 with the Predecessor Fund	President and Chief Compliance Officer of the Adviser, and Co-Portfolio Manager of the Fund
Steven D. LaRosa	Since 2025	Director and Co-Portfolio Manager of the Fund

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment amount for all regular accounts is $5,000.

The minimum initial investment for IRA accounts is $2,000.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time with a minimum of $100 for all accounts.

7

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-866-884-5968 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Certain of these payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

8

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to seek long-term growth of capital. The Board has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Investment Strategies

The Adviser normally attempts to achieve the Fund’s investment objective by:

●	investing in common stocks without restrictions regarding market capitalization;

●	normally investing the majority of the Fund’s total assets in U.S. common stocks or securities convertible into common stock; and

●	holding a focused portfolio of securities of no more than 45 issuers.

The Adviser believes that the Fund’s investment objective is best sought by investing in companies that exhibit the potential for significant growth over the long term. The Adviser defines long term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies that exhibit some or all of the following criteria:

●	low price-to-earnings ratio (“P/E”);

●	low price-to-book value or tangible asset value;

●	excellent prospects for growth;

●	strong franchise;

●	highly qualified management;

●	consistent free cash flow; and

●	high returns on invested capital.

The Adviser seeks to purchase shares of what it believes to be good businesses at reasonable prices that provide a margin of safety, which is a discount to the Adviser’s estimate of the intrinsic value of the shares. Investments in securities convertible into common stock may include corporate bonds, notes and preferred stock.

The Fund may invest in foreign securities both directly and indirectly through other investment vehicles, including ADRs and ETFs. The Fund will normally invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements. In addition, the Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value or when the Adviser believes more attractive investment opportunities exist.

The Fund is non-diversified.

9

Additional Information Regarding the Risks of Investing in the Fund

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are described below

General Risks. All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse impact on the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser’s method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying foreign security and a depository bank. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. The Fund will normally limit its investment in ADRs to sponsored ADRs.

Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt. Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly. The equity portion of the Fund’s portfolio will generally be comprised of U.S. common stock. In addition to U.S. common stock, the Fund’s equity investments may include preferred stock, convertible securities and foreign securities. The Fund’s equity investments may include securities traded on domestic exchanges, foreign exchanges or on the over-the-counter market. Over-the-counter transactions in stocks involves

10

increased risks of possibly limited reliable information about the issuer and the stocks may be very thinly traded, with large bid-ask spreads. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Focused Portfolio and Non-Diversification Risk. The Fund is classified as “non-diversified” under the federal securities laws. This means that the Fund generally may invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company generally will have a more pronounced effect on the Fund than such a change would have on a diversified fund.

Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

●	Foreign companies are not subject to the same regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

●	Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards.

●	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.

●	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.

●	Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, capital restrictions or political or social instability which could negatively affect the Fund.

Growth Investing Risk. Growth stocks generally represent companies that have demonstrated better-than-average gains in earnings in recent years and are expected to continue delivering high levels of profit growth. While earnings of some growth companies may be depressed during periods of slower economic growth, growth companies may potentially continue to achieve high earnings growth regardless of economic conditions. Investment in growth stocks presents the risk that the stocks’ valuation growth will not be realized. Growth stocks can react differently to issuer, political, market, and economic conditions than the market or other types of stocks. Growth stocks tend to be valued based upon, and more dependent on, their earnings and assets as compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Interest Rate Risk. Investments in investment-grade and non-investment grade fixed-income securities, including securities convertible into common stock, are subject to interest rate risk. When interest rates go up, the market values of these previously issued instruments generally decline. Debt securities with longer

11

durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. There is presently uncertainty as to the pace at which interest rates may change. The risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate after a period of historically low rates. Yields of debt securities will fluctuate over time.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. In addition, there may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to seeking to achieve the Fund’s investment objectives. Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. But like common equity holders, preferred stockholders have an unsecured claim in the event an issuer is liquidated or declares bankruptcy. Further, preferred stock is subject to interest rate risk. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Risks of Investing in ETFs and Money Market Funds. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds.

●	Most ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount or premium to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF becomes subject to a trading halt or no longer meets the listing requirements of any applicable exchanges on which that ETF is listed. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. Investments in ETFs are also subject to the risks associated with underlying securities in which the ETFs’ invest.

●

Money market funds are generally registered investment companies that invest in U.S. government obligations or corporate debt obligations that mature in thirteen months or less from the date of acquisition. Like investing in ETFs, if the Fund invests in money market funds it will indirectly bear fees and expenses changed by those funds.

12

Small to Mid-Capitalization Stock Risk. The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-capitalization companies, they may engage in business mostly within their own geographic region, be less well-known to the investment community, and/or have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. As of August 31, 2025, 37.6% and 15.2% of the Fund’s net assets were invested in stocks within the technology sector and the consumer discretionary sector, respectively. The Fund may concentrate its investments in the securities of issuers engaged primarily in the technology sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Stock Market Risk. The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

13

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued. Different investment styles may shift in and out of favor depending on market conditions and investor sentiment. The Fund’s value investments could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below and/or in the Fund’s Statement of Additional Information (“SAI”).

Temporary Defensive Positions. Ordinarily, the Fund’s portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. During abnormal or unusual market conditions, cash reserves may be a significant percentage of the Fund’s total net assets. The Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (including money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, the Fund may not be investing according to its investment objective, and the Fund’s performance may be negatively affected as a result. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

CFTC Regulation Notice. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Additional Information. Whether the Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives. The Fund may not be appropriate for investors who engage in short-term trading and/or other speculative strategies and styles.

Portfolio Holdings and Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s SAI.

FUND MANAGEMENT

The Investment Adviser

Edgemoor Investment Advisors, Inc., located at 7250 Woodmont Avenue, Suite 315, Bethesda, MD 20814, serves as the investment adviser to the Fund. Pursuant to the Fund’s investment advisory agreement (the “Advisory Agreement”), the Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser is a Maryland corporation and has registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser. The Adviser commenced operations in October 1999. In addition to managing the Fund, it provides financial management and advisory services to individuals, corporations, and other institutions. The Adviser has been the investment adviser to the Fund, including the Predecessor Fund, since the Predecessor Fund’s commencement of operations on December 10, 1999.

14

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.80% of the Fund’s average daily net assets under the terms of the Advisory Agreement.

The Adviser has contractually agreed under an Expense Limitation Agreement, until March 1, 2027, to reduce the Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser and the Board at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. The net aggregate Management Fee paid to the Adviser by the Fund for the fiscal year ended August 31, 2025 as a percentage of average net assets was 0.75%.

A discussion of the factors considered by the Board in its approval of the Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the Fund’s unaudited Financial Statements for the period ended February 28, 2025.

Portfolio Managers

The following individuals have primary responsibility for day-to-day management of the Fund’s portfolio:

Mr. Paul P. Meehan is a co-portfolio manager of the Fund and has served as a portfolio manager since its inception. Mr. Meehan, President and Chief Compliance Officer of the Adviser, joined the Adviser in August 2002 and is a member of the Adviser’s Investment Selection Committee. Prior to joining the Adviser, Mr. Meehan was an attorney with the federal government from May 1997 through August 2002.

Mr. Meehan also served as portfolio manager to the Predecessor Fund since January 1, 2005.

Mr. Steven D. LaRosa is a co-portfolio manager of the Fund and has served in that capacity since November 2025. Mr. LaRosa, Director and Senior Portfolio Manager, joined the Adviser in August 2021. Prior to joining the Adviser, Mr. LaRosa was a Senior Vice President and Portfolio Manager for Bank of America Private Bank from June 2012 through August 2021. Prior to that, Mr. LaRosa served as an Equity Analyst and Portfolio Manager at Mt. Eden Investment Advisors.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of shares of the Fund.

15

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”, the “Administrator”, or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s Administrator, transfer agent and fund accounting agent. Management and administrative services provided to the Fund by Ultimus include: (i) providing office space, equipment and officers and clerical personnel to the Fund; (ii) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services; (iii) recordkeeping; (iv) regulatory reporting services; (v) processing shareholder account transactions and disbursing dividends and other distributions; and (vi) administering custodial and other third-party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Your order to purchase or redeem shares is priced at the NAV per share next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV per share next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject

16

any purchase request and/or suspend its offering of shares at any time. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing Fund shares are not issued.

Minimum Initial Investment

The minimum initial investment amount for all regular accounts is $5,000 and for all IRA accounts is $2,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Meehan Focus Fund.

●	Mail the application and the check to the Transfer Agent at the following address:

Regular/Express Mail:

Meehan Focus Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Overnight Mail:

Meehan Focus Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Shares will be issued at the NAV per share next computed after receipt of your application in proper form, and check. To ensure timely and accurate processing, a purchase request must be received in “good order.”

Purchase Requests in Good Order

A purchase request will be considered to be in “good order” only if it includes all of the following:

●	A completed and signed account application (for new accounts).

●	The exact dollar amount of the investment.

●	For existing accounts, the account number and the name(s) exactly as registered on the account.

●	Payment in U.S. dollars, payable to the Fund.

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify the identity or authority of the purchaser, if applicable.

Requests that are incomplete, unclear, or submitted without the required documentation may be delayed or rejected. The Fund and its Transfer Agent are not responsible for delays or losses due to requests that are not received in good order.

17

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. Cash equivalents, for example, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will generally not be accepted. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

You may not use an Automated Clearing House (“ACH”) transaction for your initial purchase of Fund shares.

ACH Purchase: Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a completed form/letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions. The Fund may alter, modify, or terminate this purchase option at any time.

Transaction Limit: The Fund may limit ACH purchases to a maximum of $100,000 per transaction. This limit may be modified at any time without prior notice. The Fund may also reject any purchase order for any reason.

Bank Account Requirements: To establish ACH services, your designated bank account must be with a U.S. domestic financial institution. The name(s) and registration on the bank account must exactly match the name(s) and title on your Fund account. The bank account must be owned and controlled by the shareholder. ACH transfers originating from a third-party bank account will be rejected.

Redemption and Security Policies

Redemption Proceeds: For shareholder protection, a request for an electronic redemption to a bank account that has been on file for less than 30 days will be rejected. To proceed with the redemption, you must either (a) provide a written request with a Medallion Signature Guarantee, as detailed further in the “Medallion Signature Guarantee Requirements” section, or (b) request payment by a check sent to your address of record.

Right to Refuse Transactions: The Fund and its Transfer Agent reserve the right to reject any ACH purchase request that is not in “good order.” A transaction is considered to be in “good order” when all required information and authorizations have been provided.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-866-884-5968 to obtain the necessary information to instruct your financial institution to wire your investment. A

18

representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV per share next computed after receipt of your wire in proper form.

If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and charged a $25 fee to defray bank charges.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers, depending on the nature and terms of the financial intermediary’s particular platform. Additionally, investors purchasing shares from a broker or other financial intermediary may be required to pay a commission in connection with such purchase. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. Such investors should consult with their financial intermediary regarding any commissions and other fees and expenses of the shares being purchased. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time with a minimum of $100 for all accounts. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to the Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by overnight mail to the Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

●	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-866-884-5968 before wiring funds.

●	Through your brokerage firm or other financial institution.

19

●	By ACH purchase. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account information. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

Automatic Investment Plan (AIP)

Investors may purchase shares of the Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Fund’s Transfer Agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its Transfer Agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Fund reserves the right to suspend or discontinue the AIP at any time.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, other taxpayer identification number, or other identifying number.

20

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures in an effort to detect and prevent disruptive trading, including market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If the Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

21

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, an annual IRA custodial fee (currently $25), statement retrieval fees (currently $25 per request) and fees for removal of excess contributions or Roth conversions or recharacterizations (currently $25 per transaction). These fees may change in the future.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to the Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, or by overnight mail to the Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

A redemption request will be considered to be in “good order” only if it includes all of the following:

●	The name of the Fund and the account number;

●	The exact dollar amount or shares to be redeemed;

●	The name(s) of the registered account owner(s); exactly as they appear on the account;

●	Any required signature guarantee or medallion signature guarantee, if applicable; and

●	Any documentation reasonably required by the Fund or its Transfer Agent to verify the identity or authority of the person(s) requesting the redemption.

Redemption requests that are incomplete, unclear, unsigned, or submitted without the required documentation or signature guarantees may be delayed or rejected. The Fund and its Transfer Agent are not responsible for processing delays or losses resulting from requests not received in good order.

Medallion Signature Guarantee Requirements

To protect shareholders and the Fund against potential fraud, a signature guarantee, specifically a Medallion Signature Guarantee, may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its Transfer Agent may require a Medallion Signature Guarantee in the following situations:

●	The redemption amount exceeds $50,000;

●	The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

●	The redemption proceeds are made payable to someone other than the registered account owner;

●	The proceeds are directed to a financial institution account not held in the shareholder’s name;

22

●	The account registration or ownership is being changed;

●	Redemption instructions are submitted by mail with alternative delivery instructions or special processing; and

●	Any other situation where the Fund or its Transfer Agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STEMP, SEMP, or MSP). These typically include commercial banks, savings association, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s Transfer Agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. You may purchase, exchange, or redeem Fund shares by calling 1-866-884-5968. Telephone transaction privileges are automatically available for new accounts unless you decline them on your account application or later revoke them by written instruction to the Fund or its Transfer Agent.

Telephone instructions, if received in good order before the applicable cut-off time, will be processed at the Fund’s next determined NAV. Redemption proceeds will be sent promptly to your address of record by check or to your bank account of record by ACH or wire transfer. Telephone redemptions are generally limited to $50,000 per account. Requests for amounts above this limit must be submitted in writing and must include a Medallion Signature Guarantee.

During periods of heavy market activity or other unusual conditions, you may experience difficulty reaching the Fund or its Transfer Agent. Please allow additional time to place your transaction. The Fund or its Transfer Agent will not be held liable for any loss if you are unable to reach them to confirm a telephone instruction.

The Fund and its Transfer Agent use reasonable procedures to verify the authenticity of telephone instructions. These may include requiring an account number, a personal identification number (PIN) if applicable, recording of calls, and/or written confirmations. If these procedures are followed, neither the Fund nor its Transfer Agent will be responsible for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions.

If you own an IRA, you will be asked to make an election regarding federal income tax withholding at the time of a redemption. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding.

For your protection, telephone redemptions may be restricted for 30 days following a change of address or banking information. The Fund may also require a signature guarantee or other documentation for certain transactions.

23

The Fund reserves the right to modify, suspend, or terminate the telephone transaction privilege at any time, with or without notice.

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding.

 Systematic Withdrawal Plan

Shareholders may establish a Systematic Withdrawal Plan (“SWP”) to redeem shares from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder, and subject to the availability of shares in the account. Redemptions are priced at the NAV next determined after the request is received. Shareholders may modify or terminate the SWP at any time. Withdrawals are redemptions of Fund shares and may be taxable. Overtime, withdrawals may deplete the account. For additional information, call the Transfer Agent toll-free at 1-866-884-5968.

Other Fees

The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, fees for outbound wires (currently $15 per wire), IRA withdrawal fees (transfer or redemption) (currently $25 per withdrawal), and overnight delivery fees (currently $35 per overnight delivery) and deducts the fee directly from your account. These fees may change in the future. Your bank may also impose a fee for the incoming wire.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV per share next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received, in proper form. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. A redemption to a bank other than the bank of record requires a signature guarantee and any redemption to a bank other than the bank of record is transmitted by federal wire transfer.

Receiving Payment.

The length of time the Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, the Fund typically expects to mail the check within one (1) to three (3) business days; and

●	For payment by wire or ACH, the Fund typically expects to process the payment within one (1) to three (3) business days.

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the

24

SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Redemption Fee

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of Fund shares occurring within seven calendar days of the date of purchase. Redemption fees may be waived for the reasons listed below or in the sole discretion of the Adviser after considering the circumstances related to the redemption and the Adviser’s management of the Fund’s portfolio. No redemption fee will be imposed on the involuntary redemption of accounts below the minimum investment amount (see “Minimum Account Balance” below), the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee is waived on required distributions from IRA accounts due to the shareholder reaching age 70½, and for any partial or complete redemption following death or “permanent and total disability” (as defined in Section 22(e)(3) of the Internal Revenue Code of 1986, as amended) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Fund may also require further documentation in connection with these waivers.

The redemption fee is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the account balance falls below $2,000 (the “Minimum Account Balance”) due to shareholder activity. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the Minimum Account Balance solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 calendar days to purchase additional shares to meet the Minimum Account Balance requirement

Lost Shareholders, Inactive Accounts, and Unclaimed Property

Unclaimed property laws may require the Fund or its Transfer Agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its Transfer Agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation

25

of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its Transfer Agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

Other Redemption Information

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”

Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you may pay any applicable taxes and brokerage charges associated with selling the securities.

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and

26

capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

27

Uncashed Checks/Automatic Dividend and Capital Gain Reinvested

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1)	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2)	Dividends and capital gain distributions are not cashed within 180 days; or

3)	Bank account of record is no longer valid.

For non-retirement and non-educational accounts, any dividend and capital gains distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. If it meets certain minimum distribution requirements, a regulated investment company will not be subject to federal income tax on its taxable income and gains from investments that it timely distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders. In order to qualify for taxation as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI. The Fund will monitor its investments with the objective of maintaining its qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

28

When you redeem Fund shares, you will generally realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their respective Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares may be subject to federal income tax. However, certain exchanges of shares may be exempt from tax, including exchanges of the Fund’s shares for shares of a different class of the Fund. All or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed if you purchase other substantially identical shares within 30 days before or 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cast basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting the Transfer Agent at 1-866-884-5968, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances. Shareholders that are not “U.S. persons” within the meaning of the Code should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of U.S. tax rules and tax rules of other applicable jurisdictions to their investment in the Fund.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

29

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by the Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, may be obtained at no charge by calling the Fund at 1-866-884-5968 or by visiting the Fund’s website at www.meehanmutualfunds.com.

30

MEEHAN FOCUS FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$57.98	$44.54	$37.05	$44.21	$32.80
Income (loss) from investment operations:
Net investment income (a)	0.12	0.08	0.18	0.01	0.03
Net realized and unrealized gains (losses) on investments	10.70	13.54	7.60	(5.56)	11.76
Total from investment operations	10.82	13.62	7.78	(5.55)	11.79
Less distributions from:
Net investment income	(0.06)	(0.18)	(0.05)	(0.01)	(0.12)
Net realized gains	(0.51)	—	(0.24)	(1.60)	(0.26)
Total distributions	(0.57)	(0.18)	(0.29)	(1.61)	(0.38)
Proceeds from redemption fees collected	0.00 (b)	—	—	—	—
Net asset value at end of year	$68.23	$57.98	$44.54	$37.05	$44.21
Total return (c)	18.76%	30.65%	21.18%	(13.23%)	36.25%
Net assets at end of year (000’s)	$175,560	$153,316	$115,836	$96,982	$106,288
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.05%	1.06%	1.09%	1.08%	1.09%
Ratio of net expenses to average net assets (d)(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (a)(d)(e)	0.20%	0.18%	0.45%	0.03%	0.07%
Portfolio turnover rate	2%	5%	6%	13%	4%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower.

(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investments companies, if any, in which the Fund invests.

(e)	Ratio was determined after management fee reductions.

31

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE MEEHAN FOCUS FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     Assets

■     Retirement Assets

■     Transaction History

■     Checking Account Information

■     Purchase History

■     Account Balances

■     Account Transactions

■     Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-884-5968

32

Who we are
Who is providing this notice?	Meehan Focus Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tell us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Edgemoor Investment Advisors, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

33

FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI, the audited and unaudited Financial Statements or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-866-884-5968

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.meehanmutualfunds.com or upon written request to:

Regular/Express Mail

Meehan Focus Fund
c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

-or-

Overnight Mail

Meehan Focus Fund
c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Only one copy of a Prospectus or audited and unaudited Financial Statements will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or audited and unaudited Financial Statements at any time by calling or writing the Fund or by downloading free of charge at www.meehanmutualfunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22680

Statement of Additional Information

December 29, 2025

BLUE CURRENT GLOBAL DIVIDEND FUND

Institutional Class (BCGDX)

Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Blue Current Global Dividend Fund (the “Fund”) dated December 29, 2025, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing to the Fund at c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, via overnight mail to the Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by calling toll-free 1-800-514-3583 or by visiting the Fund’s website at www.bluecurrentfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	1
INVESTMENT RESTRICTIONS	12
CALCULATION OF SHARE PRICE	14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	15
SHAREHOLDER SERVICES	16
MANAGEMENT OF THE TRUST	16
INVESTMENT ADVISER	22
PORTFOLIO TRANSACTIONS	24
THE DISTRIBUTOR	25
OTHER SERVICE PROVIDERS	26
GENERAL INFORMATION	28
ADDITIONAL TAX INFORMATION	33
FINANCIAL STATEMENTS	39
APPENDIX A (TRUSTEES AND OFFICERS)	40
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	42
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	45

STATEMENT OF ADDITIONAL INFORMATION

The Blue Current Global Dividend Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by SCS Capital Management LLC (the “Adviser”). For further information on the Fund, please call 1-800-514-3583 or visit the Fund’s website at www.bluecurrentfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations, if any, apply at the time of purchase of the applicable securities.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks in this SAI and the Prospectus.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease (“COVID-19”), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. Additionally, the impact of COVID-19 has caused significant volatility and declines in global financial markets, including the U.S. financial markets. Further, COVID-19 has led to production cutbacks for many companies and coupled with changes in consumer spending fueled by government stimulus, created a supply/demand imbalance and resulted in higher prices and inflation, the result of which can affect a company’s financial condition and ability to manufacture and sell its products. Likewise, the Russian invasion of Ukraine in early 2022 has caused increased volatility in various financial markets. The conflict has resulted in economic sanctions against Russia from both government entities and corporations and banking entities. The extent of the effects this will have throughout the world is impossible to predict, but this military action has already resulted in supply chain disruptions and increased trading costs.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Equity Securities. The equity portion of the Fund’s portfolio will generally be comprised of common stock, and preferred stock traded on domestic and foreign securities exchanges or on over-the counter (“OTC”) markets. In addition to common stock and preferred stock, the Fund’s equity investments may include convertible securities. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Fund, will likely decline.

Preferred Stock, Warrants, and Rights. The Fund may purchase preferred stock, warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospectus, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Convertible Securities. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may invest in securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market.

The Fund may invest in convertible bonds. Convertible bonds are fixed-income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security’s worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

If a convertible security is converted into common stock, the Fund may hold the common stock for an extended period of time. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Funds.

Foreign Securities. The Fund may invest in securities of foreign issuers that trade on the United States (“U.S.”) and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

The Fund defines foreign securities as any security issued by a company that meets at least one of the following criteria at the time of purchase:

●	The company is organized under the laws of a foreign country.

●	The company maintains its principal place of business in a foreign country.

●	The principal trading market for the company’s securities is located in a foreign country.

●	During its most recent fiscal year, at least 50% of the company’s revenues or profits were derived from operations in foreign countries.

●	During its most recent fiscal year, at least 50% of the company’s assets were located in foreign countries.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and capital controls. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent the Fund invests in a foreign security which is denominated or quoted in a currency other than the U.S. dollar, there is a risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Foreign securities may trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Emerging Markets Investments. The Fund, subject to its investment strategies and policies, may invest directly and indirectly in emerging market equity and fixed-income securities. Emerging market countries may include, among others, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East and Africa. In addition to the general risk of investing in foreign securities and foreign exchange risk and currency transactions described above and below, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Foreign Exchange Risk and Currency Transactions. The value of foreign investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of the Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as OTC derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank Act regulations by the Secretary of the U.S. Department of Treasury (the “U.S. Treasury”). Therefore, trading by the Fund in forward foreign currency contracts excluded by the U.S. Treasury are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund’s performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, both open-end and closed-end, including, without limitation, money market funds and exchange traded funds (“ETFs”). Generally, under Section 12(d)(1) of the Investment Company Act of

1940, as amended (the “1940 Act”), a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain conditions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Fund may rely upon any applicable statutory or regulatory exemption in investing in other investment companies. The Fund generally expects to rely on Rule 12d1-1 under the 1940 Act, when purchasing shares of a money market fund. Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Fund generally expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would exceed 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Fund in reliance on Section 12(d)(1)(F), the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. For example, the Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of certain of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 generally must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Exchange Traded Funds. The Fund may invest in shares of ETFs. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. In addition, ETFs sell and redeem their shares at net asset value (“NAV”) in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of securities prices, or that the prices of securities within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional registered investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (iv) ETF shares may be delisted from the exchange on which they trade; and (v) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF’s shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

Because ETFs bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional registered investment companies, ETFs charge asset-based fees, although these fees tend to be relatively low as compared to other types of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

As discussed under the section entitled “Investment Companies”, the Fund is subject to certain limits on investments in other investment companies, including ETFs, but may exceed those limits in certain circumstances, including in reliance on Rule 12d1-4.

While the creation and redemption of creation units helps an ETF maintain a market value close to NAV, the market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Leveraged and Inverse ETF Risk. The Fund may invest in leveraged and inverse ETFs. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, holding the ETFs beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Debt Securities. The Fund may invest in corporate debt securities and U.S. Government Obligations, as defined below. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by S&P’s Global Ratings (“S&P”), Baa or better by Moody’s Investor Services (“Moody’s”) or any comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality.

U.S. Government Obligations. The Fund may invest in U.S. Government Obligations. “U.S. Government Obligations” include securities which are issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government Obligations not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares.

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include, without limitation, U.S. Government Obligations or certain types of corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies. The Fund may also invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank.

Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more.

Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements. The Fund may invest, directly or indirectly, in repurchase agreements. A repurchase agreement transaction occurs when an investor (e.g., the Fund) purchases a security (normally a U.S. government security) from a counterparty with the understanding that the investor will later resell the security to the same counterparty (normally a member bank of the Federal Reserve (defined below) or a registered government securities dealer) . The Fund’s initial purchase is essentially a loan to the counterparty that is collateralized by the security (and/or securities substituted for them under the repurchase agreement). The Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Investments. The Fund may not purchase or otherwise acquire any illiquid investment if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments pose risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio investments and the Fund may be unable to dispose of illiquid investments promptly or at reasonable prices. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid investments. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid investments, it would seek to take appropriate steps to bring the Fund’s illiquid investments to or below 15% of its net assets per the requirements of Rule 22e-4 of the 1940 Act. The sale of some illiquid and other types of investments may be subject to legal restrictions.

If the Fund invests in investments for which there is no ready market, the Fund may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about issuers of such illiquid investments than about companies whose investments are publicly traded.

Restricted Securities. Within its limitation on investment in illiquid investments, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering, such as securities that may be eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”). Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“144A Securities”). Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Borrowing Money. The Fund may, to the extent permitted under the 1940 Act, borrow money in order to meet redemption requests or for extraordinary or emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund collateral in the form of cash or cash equivalents, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out of the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser believes a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Fund did not engage in the lending of portfolio securities during the past fiscal year.

Economic and Regulatory Risks. Domestic and foreign governments and agencies thereof often adopt an active approach to managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching simulative government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure or investor perception that such efforts or support are failing could negatively affect securities markets generally, as well as result in higher interest rates, increased market volatility and reduced the value and liquidity of certain securities, including securities held by the Fund.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof. Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Fund may be difficult to determine and may not be fully known for an extended period of time. Accordingly, regulatory actions could adversely affect the Fund.

Changing Fixed Income Market Conditions. In March 2022, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) began a series of significant interest rate increases in response to sustained high levels of inflation. In addition, in May 2022, the Federal Reserve announced it would begin to reduce the size of its balance sheet, known as quantitative tightening. These announcements followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008 financial crisis, during which the Federal Reserve kept the federal funds rate to a range of 0-2.5%, and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Federal Reserve’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

Operational Risk. An investment in the Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential, proprietary or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential, proprietary or private personal information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of confidential, proprietary or private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Temporary Defensive Positions. The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Portfolio Turnover. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders. For the fiscal years ended August 31 below, the portfolio turnover rates for the Fund were:

Fiscal Year Ended	Portfolio Turnover Rate
2025	33%
2024	46%

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

Fundamental Restrictions. As a matter of fundamental policy:

1. Borrowing Money. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes.

2. Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4. Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan.” For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7. Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

Non-Fundamental Restriction. The following investment limitation is not fundamental and may be changed by the Board without shareholder approval. The Fund may not invest more than 15% of its net assets in illiquid securities. Rule 144A Securities determined by the Adviser to be liquid, subject to the oversight of the Board, shall not be deemed to be “illiquid securities.”

With respect to the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities and the non-fundamental restriction relating to illiquid securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. Rule 18f-4 under the 1940 Act permits a fund to enter into “derivatives transactions,” notwithstanding prohibitions and restrictions on the issuance of senior securities under Section 18 of the 1940 Act, provided the fund complies with the Rule’s conditions. In accordance with Rule 18f-4, a fund may enter into reverse repurchase and similar financing transactions if it either (1) complies with the asset coverage segregation requirements of Section 18 of the 1940 Act or (2) treat such transactions as derivative transactions under Rule 18f-4.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund does so in accordance with applicable SEC regulations and interpretations (including Rule18f-4 under the 1940 Act).

CALCULATION OF SHARE PRICE

The share price or NAV of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. Information provided by one or more pricing services may be utilized in determining the fair value of securities held by the Fund. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of its shareholders. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net assets at the beginning of such period unless the shareholder consents to receiving the entire distribution in kind. A redemption in kind will consist of liquid securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities paid as redemption proceeds. In addition, when you sell these securities, you bear the risk that the securities have become less liquid and are difficult to sell. You also will be responsible for any taxes and brokerage charges associated with selling the securities.

SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified which will be automatically invested in shares at the NAV on a periodic basis. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or via overnight mail to Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write to the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or the existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, all of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Included in Appendix A is a table that sets forth the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, their principal occupation(s) during the past five years, and any other directorships held by the Trustees. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

 As noted above, the Board consists of five Trustees, all of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust.

In addition to the Fund, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person, by telephone or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees. The Chairperson is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and all Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees. The Board has established the following standing committees:

Audit Committee. The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. Messrs. Robert E. Morrison, Clifford N. Schireson, and Keith Shintani and Mses. Janine L. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Schireson is the Chairperson of the Audit Committee and presides at its meetings. The Audit Committee met five times during the Fund’s prior fiscal year ended August 31, 2025.

Nominations and Governance Committee (the “Governance Committee”). The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Morrison, Schireson, and Shintani and Mses. Cohen and Williams are the members of the Governance Committee.

Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings. The Governance Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

15(c) Contracts Committee: The 15(c) Contracts Committee is responsible for the oversight of the Fund’s 15(c) contract review process. Messrs. Morrison, Schireson, and Shintani, and Mses. Cohen and Williams are the members of the 15(c) Contracts Committee. Ms. Williams is the Chairperson of the 15(c) Contracts Committee. The 15(c) Contracts Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and below.

Independent Trustees

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles at AER, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been the Chairperson since October 2019 and a Trustee since January 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategies Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm’s financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson, retired, was the founder of Schireson Consulting, LLC, which he launched in 2017 until his retirement in 2021. Prior to that, Mr. Schireson was Director of Institutional Services from 2004 to 2017 at Brandes Investment Partners, LP, an investment advisory firm, where he also was co-head of fixed income and was a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry as well as 20 years of experience in the investment banking industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Managing Director at Midwest Trust and FCI Advisors, where he has worked since February 2022. Previously, Mr. Morrison was a Senior Vice President at Huntington Private Bank, where he worked from 2014 to 2022. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison resigned from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

Keith Shintani, retired, served as a Senior Vice President of Relationship Management at U.S. Bank Global Fund Services, where he worked from 1998 until June 2022. Previously, Mr. Shintani was a Director of Finance at Charles Schwab Investment Management, where he worked from January 1997 through December 1997. From 1993 to 1995, he served as a Manager of Mutual Fund Operations of PIMCo Advisors L.P. From 1989 to 1993, Mr. Shintani served as a Variable Products Manager of Pacific Life Insurance Company. From 1986 to 1989, he served as a Senior Accountant of Deloitte and Touche. Mr. Shintani has a B.S. in Accounting from University of Southern California. Mr. Shintani has been a Trustee since January 2024.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser, with respect to the Fund’s investments and trading activities, and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities (when applicable). The Board also receives quarterly reports from the Fund’s administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and distributor (the “Distributor”) on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement (the “Advisory Agreement”), the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2024.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Independent Trustees
Janine L. Cohen	None	over $100,000
Jacqueline A. Williams	None	None
Clifford N. Schireson	None	None
Robert E. Morrison	None	None
Keith Shintani	None	None

Ownership In Fund Affiliates. As of December 31, 2024, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of January 1, 2026, each Independent Trustees will receive a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who will receive a $2,140 annual retainer, the Chairperson of the Audit Committee, the Chairperson of the 15(c) Contract Committee, and the Chairperson of the Nominations and Governance Committee, each of whom will receive a $1,700 annual retainer for serving as such. From January 1, 2024 until December 31, 2025, each Independent Trustee received a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who received a $2,000 annual retainer, the Chairperson of the Audit Committee and Chairperson of the 15(c) Contracts Committee who received a $1,700 annual retainer for serving as such. The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings.

The following table provides the amount of compensation paid to each Trustee during the Fund’s fiscal year ended August 31, 2025:

Name of Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Independent Trustees
Janine L. Cohen	$5,000	None	None	$145,900
Jacqueline A. Williams	$4,700	None	None	$136,975
Clifford N. Schireson	$4,700	None	None	$136,975
Robert E. Morrison	$4,300	None	None	$125,075
Keith Shintani	$4,300	None	None	$125,075

Principal Holders of Voting Securities. As of December 1, 2025, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then-outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund.

Name and Address of Record Owner	Percentage Ownership
Charles Schwab & Co., Inc./Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, California 94104	23.17%
Pershing LLC/PO Box 2052 PO Box 2052 Jersey City, NH 07303	64.51%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	6.70%

A shareholder owning of record or beneficially more than 25% of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

INVESTMENT ADVISER

Beginning February 1, 2025, following an internal restructuring, SCS Capital Management LLC, with offices located at 3333 Riverwood Parkway, Suite 350, Atlanta, Georgia, 30339, began serving as the Fund’s investment adviser pursuant to an interim advisory agreement. Prior to February 1, 2025, Edge Capital Group, LLC (the “Prior Adviser”) served as the Fund’s investment adviser. The Adviser was under common control with the Prior Adviser. The Prior Adviser was the successor-in-interest to Edge Advisors, LLC. Following shareholder approval, the Adviser began serving as the Fund’s investment adviser pursuant to an Advisory Agreement dated May 15, 2025. The Adviser, organized in 2002, is controlled by Focus Financial Partners, Inc. In addition to serving as investment adviser to the Fund, the Adviser provides investment advisory services to high net-worth individuals and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments and charitable foundations.

Subject to the Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Advisory Agreement remains in effect for an initial period of two years, and will be renewed for periods of one year, only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided that the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, for its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.99% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business, and amounts) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, until January 1, 2027. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund, for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation then in effect at the time the expenses to be repaid were incurred.

The table below provides the compensation paid to the Adviser by the Fund and Management Fee reductions and expense reimbursements made by the Adviser during the following fiscal year ended August 31:

Fiscal Year Ended	Management Fees Accrued	Management Fee Reductions	Expense Reimbursements	Net Advisory Fee Received by Adviser
2025	$787,474	$319,852	$0	$467,622
2024	$672,079	$301,002	$0	$371,077
2023	$559,357	$277,576	$0	$281,781

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions and provides the Fund with a portfolio manager to execute purchases and sales of securities. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Managers

The Fund is co-managed by Henry M. Jones and Dennis Sabo (the “Portfolio Managers”), who have joint responsibility for the day-to-day implementation of investment strategies for the Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of August 31, 2025.

Portfolio Managers	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Henry M. Jones	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Dennis Sabo	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	335	$1,100	0	$0

Potential Conflicts of Interest

Each Portfolio Manager’s management of other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise where an Other Account has the same investment strategy as the Fund or otherwise, when a particular investment may be suitable for both the Fund and the Other Accounts, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of the Other Accounts and to the disadvantage of the Fund or vice versa. Further, differences in the compensation structures of the Adviser with the Other Accounts may give rise to a conflict of interest by creating an incentive for the Portfolio Managers to allocate investment opportunities they believe might be the most profitable to the client accounts where the Adviser might benefit the most from the investment gains. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

Mr. Jones and Mr. Sabo are not compensated directly by the Fund. Rather, Mr. Jones and Mr. Sabo are compensated by the Adviser with a salary and a bonus. Via the Adviser’s bonus, the performance and asset levels of the Fund will directly affect the total compensation paid to Mr. Jones and Mr. Sabo.

Ownership of Fund Shares

The table below shows the value of shares of the Fund beneficially owned by the Portfolio Managers of the Fund as of August 31, 2025 stated as one of the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

Name of Portfolio Manager	Dollar Range of Shares of the Fund
Henry M. Jones	Over $1,000,000
Dennis Sabo	$100,001-$500,000

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the U.S. and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

During the years ended August 31 as listed below, the Fund paid the following brokerage commissions:

Fiscal Year Ended	Brokerage Commissions Paid by Fund
2025	$31,103
2024	$48,001^
2023	$35,906

^	Brokerage Commissions for the fiscal year ended August 31, 2024 were higher due to an increase in portfolio transactions during the year.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus.

By its terms, the Distribution Agreement is effective for periods of one year so long as such renewal and continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated at any time, on sixty days’ written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is paid $9,000 per annum for its services by the Fund and/or the Adviser to the Fund.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as Administrator, fund accountant (the “Fund Accountant”) and Transfer Agent to the Fund pursuant to a Master Services Agreement.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

●	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

●	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

●	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Trust, on behalf of the Fund, and Ultimus unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods.

The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

During the fiscal years listed below, Ultimus received the following fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent:

Fiscal Year Ended August 31	Administration	Fund Accounting	Transfer Agent
2025	$85,868	$49,238	$21,234
2024	$72,242	$46,165	$20,023
2023	$56,509	$42,762	$18,665

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45242, serves as custodian to the Fund pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting Firm for the Fund. Cohen & Company, Ltd. audits the annual financial statements of the Fund. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services and other permissible non-audit services as requested.

Legal Counsel

Sullivan & Worcester, LLP, located at 1666 K Street, NW, Suite 700, Washington, DC 20006, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at an annual rate of 0.05% of the average net assets of the Fund over $500 million up to $1.5 billion; 0.025% of the average net assets of the Fund over $1.5 billion up to $3 billion; and 0.0125% of the average net assets of the Fund over $3 billion. In addition, the Fund reimburses NLCS for its reasonable out-of-pocket expenses related to these compliance services. Under the Compliance Consulting Agreement between the Trust and Ultimus, an affiliate of NLCS, the Fund paid Ultimus $12,000 for compliance services for the fiscal year ended August 31, 2025.

GENERAL INFORMATION

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to any distribution plan of the Fund.

Other Payments by the Adviser

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third-party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Fund currently has one class of share, the Institutional Class shares, which are described in the Prospectus. Additional classes of shares may be created at any time. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics (each a “COE”, and collectively the “COEs”) that is designed to prevent their respective personnel subject to the COEs from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Anti-Money Laundering Program

The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-800-514-3583, on the Fund’s website at www.bluecurrentfunds.com, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third parties prior to (i) the filing of the information with the Securities and Exchange Commission (the “SEC”) in a required filing, or (ii) the day after the information is posted to the Fund’s website. The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.

As described below, the policies allow for disclosure of non-public portfolio information to third parties if the following criteria are met, as determined by the Trust’s Chief Compliance Officer (the “CCO”): (1) there is a legitimate business purpose for the disclosure; (2) the party receiving the portfolio holdings information is subject to a one or more Conditions of Confidentiality (as defined below); and (3) disclosure is consistent with the antifraud provisions of the federal securities laws and, with respect to disclosure made or directed to be made by the Adviser, the Adviser’s fiduciary duties. “Conditions of Confidentiality” include (1) confidentiality clauses in written agreements, (2) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), or (3) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships).

Under the policies, the Trust, the Fund, the Adviser and any service provider to the Trust are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Consistent with these policies, the Fund may include in marketing literature and other communications to shareholders or other parties a full schedule of portfolio holdings, top ten portfolio positions and certain other portfolio characteristics (such as sector or geographic weightings) that have already been made public through the Fund’s website or through an SEC filing, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Adviser, Distributor, Transfer Agent, Fund Accountant, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other third parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel or prospective third-party service providers without any time lag.

Below is a table that lists the service provider that currently receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of unaudited and audited Financial Statements	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical
N-PORT and N-CEN Vendors	Monthly or Annually	Contractual and Ethical
Pricing and Liquidity Vendors	Daily	Contractual and Ethical

The Fund may also enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, information about the Fund’s portfolio would generally be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings and other portfolio characteristics available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, a sub-adviser, nor any of their affiliates receive any portion of this fee.

Upon approval of the CCO, the Fund may also disclose portfolio information pursuant to regulatory request, court order or other legal proceeding.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO. The Adviser must submit any proposed arrangement pursuant to which it intends to disclose the Fund’s portfolio holdings to the CCO, who will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. To the extent that the disclosure of the Fund’s portfolio holdings information creates a conflict between the Fund, on the one hand, and the Fund’s adviser, principal underwriter, and any other affiliated person of the Fund, their investment adviser, or their principal underwriter on the other hand, the CCO shall determine how to resolve the conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.

To oversee the Disclosure Policy and the Fund Policy, the Trustees consider reports and recommendations by the CCO regarding the adequacy and implementation of the compliance programs of the Trust and its service procedures adopted pursuant to Rule 38a-1 under the 1940 Act. The Trustees reserve the right to amend the Disclosure Policy at any time without prior notice to shareholders in its sole discretion.

Other Expenses

In addition to the Management Fee, the Fund pays all expenses associated with the Fund not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the fees of the Administrator, Distributor and

Transfer Agent, the costs of printing and mailing to shareholders Annual and Semi-Annual Reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Trust Contracts

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This SAI and the Prospectus provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this SAI, the Prospectus or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Qualification as a Regulated Investment Company

The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If the Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow the Fund to retain its status as a “regulated investment company.” There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction (“DRD”) in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders, provided in each case that certain holding period and other requirements are met. Failure to qualify as a regulated investment company would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. Distributions paid to you generally may be characterized as ordinary income. A portion of these distributions may qualify for the DRD when paid to certain corporate shareholders.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a DRD for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as Section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If the Fund designates a dividend as a Section 199A distribution, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income and for non-corporate taxpayers eligible for the 20% deduction for “qualified business income” under Code section 199A. Generally, only non-corporate shareholders who have held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; and (5) any distribution that is comprised of qualified REIT dividend income as a Section 199A dividend as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held the Fund’s shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

Excise Tax

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid the imposition of any excise tax liability.

Sale, Exchange, or Repurchase of Shares

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares. An exchange of shares is treated as a sale and any gain may be subject to tax. An exchange of shares is generally treated as a sale and any gain may be subject to tax. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or repurchase (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

Shareholders should note that, upon the sale of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. Any capital loss arising from the sale, exchange or repurchase of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

The repurchase or transfer of shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholder in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering shareholder. On the other hand, shareholder holding shares as capital assets who tender all of their shares (including shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the shares and the shareholder adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term capital gain or loss if the shareholder has held such shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the IRS for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

State and Local Taxes

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Non-U.S. shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that taxable distributions to them (including any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid IRS Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

Under sections 1471 through 1474 of the Code, known as “FATCA”, the Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required. The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemption of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting the Fund’s Transfer Agent at 1-800-514-3583, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended August 31, 2025, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part of this SAI. You may request a copy of the Fund’s audited and unaudited financial statements to shareholders at no charge by calling the Fund at 1-800-514-3583 or by visiting the Fund’s website at www.bluecurrentfunds.com.

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a
Robert E. Morrison^ Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson^ Year of Birth: 1953	Since 2019	Trustee (2019 to present)	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of Beacon Pointe Multi-Alternative Fund (2024 to present); Trustee of Booster Income Opportunities Fund (2024 to present); Trustee of 83 Investment Group Income Fund (2024 to present); Trustee of Sardis Credit Opportunities Fund (2025 to present); Trustee of IDA Private Access Fund (2025 to present); Trustee of Private Debt and Income Fund (2025 to present) and Trustee of the San Diego City Employees’ Retirement System (2019 to 2025)
Jacqueline A. Williams^ Year of Birth: 1954	Since 2019	Trustee (2019 to present)	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a
Keith Shintani^ Year of Birth: 1963	Since January 1, 2024	Trustee (January 1, 2024 to present)	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022); Director of Finance at Charles Schwab Investment Management (January 1997 to December 1997); Manager of Mutual Fund Operations of PIMCo Advisors L.P. (1993 to 1995); Variable Products Manager of Pacific Life Insurance Company (1989 to 1993); Senior Accountant of Deloitte and Touche. (1986 to 1989)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	2014 to present	President (2021 to present) Vice President (2014 to 2021)	Senior Vice President, Relationship Management (2023 to present) and Vice President, Relationship Management (2018 to 2023)
Shannon Thibeaux-Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of Fund Administration, Legal of State Street Bank (2013 to 2020)
Daniel D. Bauer^ Year of Birth: 1977	2016 to present	Treasurer (January 2024 to present) Assistant Treasurer (2016 to December 2023)	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons^ Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Leo R. Payne Year of Birth: 1966	January 2025 to present	Assistant Treasurer	Assistant Vice President, Financial Administration (2023 to present) of Ultimus Fund Solutions, LLC; Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood^ Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) of State Street Bank and Trust Company
Natalie S. Anderson^ Year of Birth:1975	2016 to present	Assistant Secretary	Director of Legal Administration (March 2024 to present); Legal Administration Manager (2016 to March 2024) of Ultimus Fund Solutions, LLC
Jesse Hallee^ Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present)
Gweneth K. Gosselink^ Year of Birth: 1955	2020 to present	Chief Compliance Officer	Vice President, Compliance Officer (2023 to present) of Northern Lights Compliance Services, LLC; Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to 2023); CCO Consultant at GKG Consulting, LLC (2019 to 2021)
Martin R. Dean^ Year of Birth: 1963	2016 to present	Assistant Chief Compliance Officer (2020 to present) Interim Chief Compliance Officer (2019 to 2020) Assistant Chief Compliance Officer (2016 to 2017)	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

APPENDIX B

ULTIMUS MANAGERS TRUST

PROXY VOTING POLICIES AND PROCEDURES

1.	PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5.	CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.	ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.	INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If a Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

APPENDIX C

SCS CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

I. STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Unless otherwise specifically agreed to in writing, the Advisor, generally, votes proxies for its discretionary and non-discretionary clients in line with the client’s best interests. Additionally, the Advisor votes the proxies of the Blue Current Global Dividend Fund and may vote proxies for accounts in certain situations in which the Advisor acts as a subadvisor for assets placed with the Advisor by a separate, unaffiliated advisor. The Advisor votes proxies in the best interest of its clients and in accordance with its Proxy Voting Policy and Procedures.

II. USE OF THIRD-PARTY PROXY VOTING SERVICE

The Advisor has entered into an agreement with an independent third-party proxy voting service (the “Proxy Voting Service”) to provide the Advisor with its analysis on proxies and to facilitate the electronic voting of proxies.

The SEC has expressed its view that although the voting of proxies remains the duty of a registered advisor, an advisor may contract with service providers to perform certain functions with respect to proxy voting so long as the advisor is comfortable that (i) the proxy voting service is independent from the issuer companies on which it completes its proxy research, and (ii) the advisor maintains ongoing oversight of the delegated proxy voting functions.

The Advisor’s Chief Compliance Officer will monitor any new SEC interpretations regarding the voting of proxies and the use of third-party proxy voting services and revise the Advisor’s policies and procedures as necessary. A summary of these Proxy Voting Policies and Procedures will be included in the Advisor’s Form ADV Part 2A, and will be updated whenever these policies and procedures are updated.

Conflicts of Interest of the Proxy Voting Service. The Advisor’s Chief Compliance Officer will examine information provided by the Proxy Voting Service that describes conflicts to which the Proxy Voting Service is subject or otherwise obtained by the Advisor. The Advisor will seek to require that the Proxy Voting Service promptly provide updates of business changes that might affect or create conflicts and of changes to the proxy voting service’s conflict policies and procedures.

Material Inaccuracies. If the Advisor becomes aware of any material inaccuracies in the information provided by the Proxy Voting Service, the Compliance Officer will investigate the matter to determine the cause, evaluate the adequacy of the Proxy Voting Service’s control structure and assess the efficacy of the measures instituted to prevent further errors.

Annual Review. The Advisor’s Chief Compliance Officer is responsible for reviewing the adequacy of its policies and procedures to make sure they have been implemented effectively, including whether the policies and procedures continue to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

Statement of Additional Information
December 29, 2025

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
(MRFOX)

Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Marshfield Concentrated Opportunity Fund (the “Fund”) dated December 29, 2025, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing to the Fund at c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, via overnight mail to the Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by calling toll-free 1-855-691-5288 or by visiting the Fund’s website at www.marshfieldfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	9
CALCULATION OF SHARE PRICE	10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	10
SHAREHOLDER SERVICES	11
MANAGEMENT OF THE TRUST	11
INVESTMENT ADVISER	15
PORTFOLIO TRANSACTIONS	17
THE DISTRIBUTOR	17
OTHER SERVICE PROVIDERS	18
GENERAL INFORMATION	19
ADDITIONAL TAX INFORMATION	23
FINANCIAL STATEMENTS	26
APPENDIX A (TRUSTEES AND OFFICERS)	27
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	29
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	32

STATEMENT OF ADDITIONAL INFORMATION

The Marshfield Concentrated Opportunity Fund is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”). For further information on the Fund, please call 1-855-691-5288 or by visiting the Fund’s website at www.marshfieldfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations, if any, apply at the time of purchase of the applicable securities.

General Investment Risks. Prices of securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of all types of securities, including securities held by the Fund, can decline.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease (“COVID-19”), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. Additionally, the impact of COVID-19 has caused significant volatility and declines in global financial markets, including the U.S. financial markets. Further, COVID-19 has led to production cutbacks for many companies and coupled with changes in consumer spending fueled by government stimulus, created a supply/demand imbalance and resulted in higher prices and inflation, the result of which can affect a company’s financial condition and ability to manufacture and sell its products. Likewise, the Russian invasion of Ukraine in early 2022 has caused increased volatility in various financial markets. The conflict has resulted in economic sanctions against Russia from both government entities and corporations and banking entities. The extent of the effects this will have throughout the world is impossible to predict, but this military action has already resulted in supply chain disruptions and increased trading costs.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Diversification. The Fund is non-diversified. A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). A “diversified company” means that as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. As a result of being a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and hold securities in only a few issuers.

Even though the Fund is non-diversified, it intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, (the “Code”) and as such, the Fund seeks to limit its investment, excluding cash, cash items (including receivables), United States (“U.S.”) government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

2

Because the Fund may invest a great percentage of its assets in the securities of fewer issuers, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Equity Securities. The equity portion of the Fund’s portfolio will generally be comprised of common stock traded on domestic securities exchanges or over-the counter (“OTC”) markets. In addition to common stock, the Fund’s equity investments may include preferred stock, convertible securities, and foreign stocks. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Fund, will likely decline.

Common Stock. The Fund may purchase common stock. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which may also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks, including common stocks held by the Fund, will likely decline.

Preferred Stock. The Fund may invest in preferred stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospectus, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.

Convertible Securities. In addition to common and preferred stocks, the Fund may invest in securities convertible into common stock such as convertible bonds, convertible preferred stocks, and warrants. Convertible bonds are fixed-income securities that may be converted at a stated price within a specified period into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security’s worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Warrants and Rights. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Foreign Securities. The Fund may invest in securities issued by foreign governments or foreign corporations, directly or indirectly through exchange traded funds (“ETFs”) or derivative transactions (e.g., foreign currency futures). The Fund may also invest in securities of

3

foreign issuers that trade directly on U.S. and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”).

ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities. The Fund intends to invest primarily in foreign securities that are listed on U.S. stock exchanges.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and capital controls. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards, and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Foreign securities may trade with less frequency and volume than domestic securities and, therefore, may exhibit less liquidity and greater price volatility than securities of U.S. companies. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in a currency other than the U.S. dollar. Therefore, to the extent the Fund invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is a risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities, may be subject to foreign taxes, including taxes withheld from payments on those securities.

Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, both open-end and closed-end, including, without limitation, money market funds and ETFs. Generally, under Section 12(d)(1) of the 1940 Act, a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain conditions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Fund may rely upon any applicable statutory or regulatory exemption in investing in other investment companies. The Fund generally expects to rely on Rule 12d1-1 under the 1940 Act, when purchasing shares of a money market fund. Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Fund generally expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Fund in reliance on Section 12(d)(1)(F), the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. For example, the Fund’s investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of certain limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 generally must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

4

Exchange Traded Funds. The Fund may invest in shares of ETFs. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. In addition, ETFs sell and redeem their shares at net asset value (“NAV”) in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of securities prices, or that the prices of securities within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to the following risks that do not apply to conventional registered investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (iv) ETF shares may be delisted from the exchange on which they trade; and (v) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF’s shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

Because ETFs bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional investment companies, ETFs charge asset- based fees, although these fees tend to be relatively low as compared to other types of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

As discussed under the section entitled “Investment Companies”, the Fund is subject to certain limits on investments in other investment companies, including ETFs, but may exceed those limits in certain circumstances, including in reliance on Rule 12d1-4.

While the creation and redemption of creation units helps an ETF maintain a market value close to NAV, the market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF.

Leveraged and Inverse ETF Risk. The Fund may invest in leveraged and inverse ETFs. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Debt Securities. The Fund may invest in corporate debt securities and U.S. Government Obligations, as defined below. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by S&P’s Global Ratings (“S&P”), Baa or better by Moody’s Investor Services (“Moody’s”) or any comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality.

U.S. Government Obligations. The Fund may invest in U.S. Government Obligations. “U.S. Government Obligations” include securities which are issued or guaranteed by the U.S. Department of the Treasury (the “U.S. Treasury”), by various agencies of the U.S.

5

government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government Obligations not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares.

Money Market Instruments. The Fund may invest in money market instruments, which may include, without limitation, U.S. Government Obligations or certain types of corporate debt obligations (including those subject to repurchase agreements) as described herein. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank.

A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund may invest in Commercial Paper of any rating. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements. The Fund may invest, directly or indirectly, in repurchase agreements. A repurchase agreement transaction occurs when an investor (e.g., the Fund) purchases a security (normally a U.S. government security) from a counterparty with the understanding that the investor will later resell the security to the same counterparty (normally a member bank of the Federal Reserve or a registered government securities dealer). The Fund’s initial purchase is essentially a loan to the counterparty that is collateralized by the security (or securities substituted for them under the repurchase agreement). The Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Investments. The Fund may not purchase or otherwise acquire any illiquid investment if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments pose risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio investments and the Fund may be unable to dispose of illiquid investments promptly or at reasonable prices. Under the supervision of the Trust’s Board of Trustees (the

6

“Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid investments. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid investments, it would seek to take appropriate steps to bring the Fund’s illiquid investments below 15% of its net assets per the requirements of Rule 22e-4 of the 1940 Act. The sale of some illiquid and other types of investments may be subject to legal restrictions.

If the Fund invests in investments for which there is no ready market, it may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such illiquid investments than about companies whose investments are publicly traded.

Restricted Securities. Within its limitation on investment illiquid investments, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“144A Securities”). Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Borrowing Money. The Fund does not intend to borrow money for the purpose of purchasing securities, but may, subject to restrictions of the 1940 Act, borrow up to 33⅓% of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33⅓% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund collateral in the form of cash or cash equivalents, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out of the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser believes a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Fund did not engage in the lending of portfolio securities during the past fiscal year.

Economic and Regulatory Risks. Domestic and foreign governments and agencies thereof often adopt an active approach to managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching simulative

7

government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure or investor perception that such efforts or support are failing could negatively affect securities markets generally, as well as result in higher interest rates, increased market volatility and reduce the value and liquidity of certain securities, including securities held by the Fund.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof . Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Fund may be difficult to determine and may not be fully known for an extended period of time. Accordingly regulatory actions could adversely affect the Fund.

Changing Fixed Income Market Conditions. In March 2022, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) began a series of significant interest rate increases in response to sustained high levels of inflation. In addition, in May 2022, the Federal Reserve announced it would begin to reduce the size of its balance sheet, known as quantitative tightening. These announcements followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008 financial crisis, during which the Federal Reserve kept the federal funds rate to a range of 0-2.5%, and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Federal Reserve’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

Operational Risk. An investment in the Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential, proprietary or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential, proprietary or private personal information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of confidential, proprietary or private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors. Sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

Temporary Defensive Positions. The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Portfolio Turnover. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders. Portfolio turnover will not be a factor in making buy and sell decisions for the Fund. The portfolio turnover rate for the Fund for the fiscal years indicated below was:

Fiscal Year Ended August 31	Portfolio Turnover Rate
2025*	6%
2024	25%

*	The Fund’s portfolio turnover rate decreased from the prior year as a result of fewer changes in the Fund’s portfolio holdings, consistent with the Adviser’s investment and risk management philosophy.

8

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy:

1.	Borrowing Money. The Fund will not borrow money except as permitted under the 1940 Act. For example, subject to the restrictions of the 1940 Act the Fund may borrow money from banks to meet redemption requests or for extraordinary or emergency purposes.

2.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.	Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.	Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.	Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government Obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.	Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

With respect to the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. Rule 18f-4 under the 1940 Act permits a fund to enter into “derivatives transactions,”

9

notwithstanding prohibitions and restrictions on the issuance of senior securities under Section 18 of the 1940 Act, provided the fund complies with the Rule’s conditions. In accordance with Rule 18f-4, a fund may enter into reverse repurchase and similar financing transactions if it either (1) complies with the asset coverage requirements of Section 18 of the 1940 Act or (2) treat such transactions as derivative transactions under Rule 18f-4.

Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the SEC and its staff take the position that any fund that invests more than 25% of the value of its assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries. For the purposes of the Fund’s fundamental restriction relating to concentration, the Fund may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor’s Global Industry Standard, the North American Industry Classification System, or any other reasonable industry classification system.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund does so in compliance with applicable SEC regulations and interpretations (including Rule 18f-4 under the 1940 Act.

CALCULATION OF SHARE PRICE

The share price or NAV of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. Information provided by one or more pricing services may be utilized in determining the fair value of securities held by the Fund. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of

10

securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of its shareholders. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net assets at the beginning of such period unless the shareholder consents to receiving the entire distribution in kind. A redemption in kind will consist of liquid securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within 7 calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities paid as redemption proceeds. In addition, when you sell these securities, you bear the risk that the securities have become less liquid and are difficult to sell. You also will be responsible for any taxes and brokerage charges associated with selling the securities.

SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified which will be automatically invested in shares at the NAV on a periodic basis. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or via overnight mail to the Marshfield Concentrated Opportunity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write to the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or the existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, all of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Included in Appendix A is a table that sets forth the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, their principal occupation(s) during the past five years, and any other directorships held by the Trustees. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees. As noted above, the Board consists of five Trustees, all of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers

11

in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person, by telephone, or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees. The Chairperson is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and all Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees. The Board has established the following standing committees:

Audit Committee. The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other hand. Messrs. Clifford N. Schireson, Robert E. Morrison, and Keith Shintani, and Mses. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Schireson is the Chairperson of the Audit Committee and presides at its meetings. The Audit Committee met five times during the Fund’s prior fiscal year ended August 31, 2025.

Nominations and Governance Committee (the “Governance Committee”). The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Schireson, Morrison and Shintani, and Mses. Cohen and Williams are the members of the Governance Committee. Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings. The Governance Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

15(c) Contracts Committee: The 15(c) Contracts Committee is responsible for the oversight of the Fund’s 15(c) contract review process. Messrs. Morrison, Schireson, and Shintani, and Mses. Cohen and Williams are the members of the 15(c) Contracts Committee. Ms. Williams is the Chairperson of the 15(c) Contracts Committee. The 15(c) Contracts Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and below as follows:

Independent Trustees

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles at AER, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has

12

been the Chairperson since October 2019 and a Trustee since January 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategies Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm’s financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson, retired, was the founder of Schireson Consulting, LLC, which he launched in 2017, until his retirement in 2021. Prior to that, Mr. Schireson was Director of Institutional Services from 2004 to 2017 at Brandes Investment Partners, LP, an investment advisory firm, where he also was co-head of fixed income and was a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry as well as 20 years of experience in the investment banking industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Managing Director at Midwest Trust and FCI Advisors, where he has worked since February 2022. Previously, Mr. Morrison was a Senior Vice President at Huntington Private Bank, where he worked from 2014 to 2022. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison resigned from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

Keith Shintani, retired, served as a Senior Vice President of Relationship Management at U.S. Bank Global Fund Services, where he worked from 1998 until June 2022. Previously, Mr. Shintani was a Director of Finance at Charles Schwab Investment Management, where he worked from January 1997 through December 1997. From 1993 to 1995, he served as a Manager of Mutual Fund Operations of PIMCo Advisors L.P. From 1989 to 1993, Mr. Shintani served as a Variable Products Manager of Pacific Life Insurance Company. From 1986 to 1989, he served as a Senior Accountant of Deloitte and Touche. Mr. Shintani has a B.S. in Accounting from University of Southern California. Mr. Shintani has been a Trustee since January 2024.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser, with respect to the Fund’s investments and trading activities and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities (when applicable). The Board also receives quarterly reports from the Fund’s administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and Distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement (the “Advisory Agreement”), the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

13

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2024.

Name of Trustee	Dollar Range of Shares owned by Trustee in
	Marshfield Concentrated Opportunity Fund	All Funds in the Trust
Independent Trustees
Janine L. Cohen	$50,001 - $100,000	over $100,000
Jacqueline A. Williams	None	None
Clifford N. Schireson	None	None
Robert E. Morrison	None	None
Keith Shintani	None	None

Ownership In Fund Affiliates. As of December 31, 2024, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of January 1, 2026, each Independent Trustees will receive a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who will receive a $2,140 annual retainer, the Chairperson of the Audit Committee, the Chairperson of the 15(c) Contract Committee, and the Chairperson of the Nominations and Governance Committee, each of whom will receive a $1,700 annual retainer for serving as such. From January 1, 2024 until December 31, 2025, each Independent Trustee received a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who received a $2,000 annual retainer, the Chairperson of the Audit Committee and Chairperson of the 15(c) Contracts Committee who received a $1,700 annual retainer for serving as such.

The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings.

The following table provides the amount of compensation paid to each Trustee during the Fund’s fiscal year ended August 31, 2025:

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From All Funds Within the Trust
Independent Trustees
Janine L. Cohen	$4,400	None	None	$145,900
Jacqueline A. Williams	$4,100	None	None	$136,975
Clifford N. Schireson	$4,100	None	None	$136,975
Robert E. Morrison	$3,700	None	None	$125,075
Keith Shintani	$3,700	None	None	$125,075

Principal Holders of Voting Securities. As of December 1, 2025, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then-outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund:

Name and Address of Record Owner	Percentage Ownership
RBC Capital Markets LLC/ MF Omnibus Processing 250 Michollet Mall, Suite 1400 Minneapolis, MN 55401	49.27%*
Charles Schwab & Co Inc/Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	14.58%
LPL Financial FBO Customer Accounts 4707 Executive Drive San Diego, CA 92121-3091	10.51%
D.A. Davidson & Co./Brent Rehm 8 Third Street North Great Falls, MT 59401	8.14%
D.A. Davidson & Co/Katherine Mae Corddry 8 Third Street North Great Falls, MT 59401	5.87

*	The Fund believes that such entity does not have a beneficial interest in such shares.

A shareholder owning of record or beneficially more than 25% of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

14

INVESTMENT ADVISER

Marshfield Associates, Inc., located at 1330 Connecticut Avenue NW, Suite 400, Washington, D.C. 20036, serves as the investment adviser to the Fund pursuant to the Advisory Agreement dated December 27, 2015. The Adviser was organized in 1989 and also provides investment advisory services to individuals, pensions and profit-sharing plans, trusts, estates, charitable organizations, corporations or other business entities, and municipalities. The Adviser is controlled primarily by Christopher N. Niemczewski.

Subject to the Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Advisory Agreement remains in effect for periods of one year, only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund or by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined in the 1940 Act.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.95% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce the Management Fee and to reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to amount not exceeding 0.99% of the Fund’s average daily net assets. Prior to January 1, 2027, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser. are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides the Fund with a portfolio manager to execute purchases and sales of securities. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The following table provides the compensation paid to the Adviser and advisory fee reductions and expense reimbursements made by the Adviser during the fiscal year indicated:

Fiscal Year Ended August 31	Management Fees Accrued	Management Fee Reductions	Expense Reimbursements	Net Advisory Fees Received by Adviser
2025	$10,422,354	$883,263	$0	$9,539,091
2024	$6,993,735	$728,377	$0	$6,265,358
2023	$3,958,887	$512,269	$0	$3,446,618

Portfolio Managers

The Fund is co-managed by Elise J. Hoffmann, Christopher M. Niemczewski, Chad Goldberg and Judy Becker (the “Portfolio Managers”), who have primary responsibility for the day-to-day implementation of investment strategies for the Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of August 31, 2025.

15

					Total Assets
				Number of	of Accounts
			Total Assets	Accounts	Managed with
		Total Number	of Other	Managed with	Advisory Fee
		of Other	Accounts	Advisory Fee	Based on
		Accounts	Managed	Based on	Performance
Portfolio Manager	Type of Accounts	Managed	(million)	Performance	(million)
Elise J. Hoffmann	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	5,103	$6,550	1	$2.2
Christopher M. Niemczewski	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	5,103	$6,550	1	$2.2
Chad Goldberg	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	5,103	$6,550	1	$2.2
Judy Becker	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	5,103	$6,550	1	$2.2

Potential Conflicts of Interest

Other Accounts. The Portfolio Managers’ management of other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise where an Other Account has the same investment objective as the Fund, is compared to the same index as the Fund, or otherwise holds, purchases or sells securities that are eligible to be held, purchased or sold by the Fund. In such situations the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of the Other Accounts and to the disadvantage of the Fund or vice versa. Further differences in the compensation structures of the Adviser with the Other Accounts may give rise to a conflict of interest by creating an incentive for the Portfolio Managers to allocate investment opportunities they believe might be the most profitable to the client accounts where the Adviser might benefit the most from the investment gains. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Investment Opportunities. The Fund’s investment objectives, strategies, and restrictions may be the same or substantially similar to one or more Other Accounts. As a result, the Adviser must allocate investment opportunities between the Fund and those Other Accounts. In many cases, the Fund and Other Accounts may all participate in opportunities to buy or sell a liquid security, and the Adviser will buy or sell the same security for the Fund and Other Accounts at essentially the same time. However, this may not always be the case: the Adviser may determine to buy or sell different securities for some accounts than for other accounts, or to buy or sell the same securities for some accounts at different times or in different proportions than for other accounts. This may be due to, among other things, limitations on the availability of particular opportunities, differences in investment objectives or strategies, other factors affecting the appropriateness or suitability of particular transactions for particular accounts, differences in accounts’ cash availability or ability to borrow, and/or differences in redemptions or withdrawals or new share purchases or capital contributions. As a result, at any time the Fund’s portfolio may differ from that of Other Accounts that have similar or overlapping investment objectives or strategies.

Compensation

Mr. Niemczewski receives a salary and profit distributions as a principal owner of the Adviser. Each of Ms. Hoffmann, Mr. Goldberg, and Ms. Becker, receive a salary and profit distributions as an owner of the Adviser.

Ownership of Fund Shares

The table below shows the value of shares of the Fund beneficially owned by the Portfolio Managers of the Fund as of August 31, 2025 stated as one of the following ranges: None; $1–$10,000; $10,001–$50,000; $50,001–$100,000; $100,001–$500,000; $500,001–$1,000,000; and over $1,000,000.

Name of Portfolio Manager	Dollar Range of Shares of the Fund
Eise J. Hoffmann	Over $1,000,000
Christopher M. Niemczewski	Over $1,000,000
Chad Goldberg	Over $1,000,000
Judy Becker	$500,001-$1,000,000

16

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter. The Fund paid the following brokerage commissions during the fiscal year:

Fiscal Year Ended August 31	Brokerage Commission Paid By the Fund
2025	$15,524
2024	$21,840^
2023	$11,329

^	Brokerage Commissions for the fiscal year ended August 31, 2024 were higher due to an increase in portfolio transactions during the year.

THE DISTRIBUTOR

Ultimus Fund Solutions, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, remains the exclusive agent for distribution of shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus.

17

By its terms, the Distribution Agreement is effective for periods of one year so long as such renewal and continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is paid $9,000 per annum for its services by the Fund and/or the Adviser to the Fund.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, fund accountant (the “Fund Accountant”) and Transfer Agent to the Fund pursuant to a Master Services Agreement.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

●	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

●	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

●	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	makes such reports and recommendations to the Board upon its reasonable request.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Trust, on behalf of the Fund, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods.

The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

During the fiscal years listed below, Ultimus received the following fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent:

Fiscal Year Ended August 31	Administration	Fund Accounting	Transfer Agent
2025	$643,248	$116,280	$106,491
2024	$459,808	$96,136	$70,416
2023	$296,096	$73,690	$39,665

18

Custodian

U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, Ohio 45202 (the “Custodian”), serves as custodian to the Fund pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting firm for the Fund. Cohen & Company, Ltd. audits the annual financial statements of the Fund. Cohen & Co, Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services and other permissible non-audit services as requested.

Legal Counsel

Sullivan & Worcester, LLP, located at 1666 K Street, NW, Suite 700, Washington, DC 20006, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. For these services, the Fund pays NLCS a base fee of $12,000 per annum, plus an asset-based fee computed at an annual rate of 0.05% of the average net assets of the Fund over $500 million up to $1.5 billion; 0.025% of the average net assets of the Fund over $1.5 billion up to $3 billion; and 0.0125% of the average net assets of the Fund over of $3 billion. In addition, the Fund reimburses NLCS for its reasonable out-of-pocket expenses related to these compliance services. Under the Compliance Consulting Agreement between the Trust and NLCS, the Fund paid NLCS $107,872 for compliance services for the fiscal year ended August 31, 2025.

GENERAL INFORMATION

Other Payments by the Fund. The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to any distribution plan of the Fund.

Other Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub- accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

19

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Fund currently has one class of shares and additional classes of the Fund may be created at any time. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund and each class of the Fund, are conclusive.

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. The Declaration of trust provides that the Trustees may create additional series or classes of shares. Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (each a “COE” and collectively, the “COEs”) that is designed to prevent their respective personnel subject to the COEs from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Fund, but prohibit

20

such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Anti-Money Laundering Program

The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-855-691-5288, on the Fund’s website at www.marshfieldfunds.com, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third parties prior to (i) the filing of the information with the Securities and Exchange Commission (the “SEC”) in a required filing, or (ii) the day after the information is posted to the Fund’s website. The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.

As described below, the policies allow for disclosure of non-public portfolio information to third parties if the following criteria are met, as determined by the Trust’s Chief Compliance Officer (the “CCO”): (1) there is a legitimate business purpose for the disclosure; (2) the party receiving the portfolio holdings information is subject to a one or more Conditions of Confidentiality (as defined below); and (3) disclosure is consistent with the antifraud provisions of the federal securities laws and, with respect to disclosure made or directed to be made by the Adviser, the Adviser’s fiduciary duties. “Conditions of Confidentiality” include (1) confidentiality clauses in written agreements, (2) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), or (3) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships).

Under the policies, the Trust, the Fund, the Adviser and any service provider to the Trust are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Consistent with these policies, the Fund may include in marketing literature and other communications to shareholders or other parties a full schedule of portfolio holdings, top ten portfolio positions and certain other portfolio characteristics (such as sector or geographic weightings) that have already been made public through the Fund’s website or through an SEC filing, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other third parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel or prospective third-party service providers without any time lag.

21

Below is a table that lists the service provider that currently receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of audited and unaudited Financial Statements	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical
N-PORT and N-CEN Vendors	Monthly or Annually	Contractual and Ethical
Pricing and Liquidity Vendors	Daily	Contractual and Ethical

The Fund may also enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, information about the Fund’s portfolio would generally be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings and other portfolio characteristics available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, a sub-adviser, nor any of their affiliates receive any portion of this fee.

Upon approval of the CCO, the Fund may also disclose portfolio information pursuant to regulatory request, court order or other legal proceeding.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO. The Adviser must submit any proposed arrangement pursuant to which it intends to disclose the Fund’s portfolio holdings to the CCO, who will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. To the extent that the disclosure of the Fund’s portfolio holdings information creates a conflict between the Fund, on the one hand, and the Fund’s adviser, principal underwriter, and any other affiliated person of the Fund, their investment adviser, or their principal underwriter on the other hand, the CCO shall determine how to resolve the conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.

To oversee the Disclosure Policy and the Fund Policy, the Trustees consider reports and recommendations by the CCO regarding the adequacy and implementation of the compliance programs of the Trust and its service procedures adopted pursuant to Rule 38a-1 under the 1940 Act. The Trustees reserve the right to amend the Disclosure Policy at any time without prior notice to shareholders in its sole discretion.

Other Expenses

In addition to the Management Fee, the Fund pays all expenses associated with the Fund not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the fees of the Administrator, Distributor and Transfer Agent, the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Trust Contracts

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual

22

shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This SAI and the Prospectus provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this SAI, the Prospectus or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Qualification as a Regulated Investment Company

The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If the Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow the Fund to retain its status as a “regulated investment company.” There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction (“DRD”) in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders, provided in each case that certain holding period and other requirements are met. Failure to qualify as a regulated investment company would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

23

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. Distributions paid to you generally may be characterized as ordinary income. A portion of these distributions may qualify for the DRD when paid to certain corporate shareholders.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a DRD for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as Section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If the Fund designates a dividend as a Section 199A distribution, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income and for non-corporate taxpayers eligible for the 20% deduction for “qualified business income” under Code section 199A. Generally, only non-corporate shareholders who have held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; and (5) any distribution that is comprised of qualified REIT dividend income as a Section 199A dividend as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held the Fund’s shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

24

Excise Tax

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid the imposition of any excise tax liability.

Sale, Exchange, or Repurchase of Shares

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares. An exchange of shares is treated as a sale and any gain may be subject to tax. An exchange of shares is generally treated as a sale and any gain may be subject to tax. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or repurchase (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

Shareholders should note that, upon the sale of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. Any capital loss arising from the sale, exchange or repurchase of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

The repurchase or transfer of shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholder in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering shareholder. On the other hand, shareholder holding shares as capital assets who tender all of their shares (including shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the shares and the shareholder adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term capital gain or loss if the shareholder has held such shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the IRS for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

25

State and Local Taxes

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Non-U.S. shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that taxable distributions to them (including any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid IRS Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

Under sections 1471 through 1474 of the Code, known as “FATCA”, the Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required. The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting the Fund’s Transfer Agent at 1-855-691-5288, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended August 31, 2025, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part of this document. You may request a copy of the Fund’s audited and unaudited financial statements to shareholders at no charge by calling the Fund at 1-855-691-5288 or by visiting the Fund’s website www.marshfieldfunds.com.

26

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a
Robert E. Morrison^ Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson^ Year of Birth: 1953	Since 2019	Trustee (2019 to present)	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of Beacon Pointe Multi-Alternative Fund (2024 to present); Trustee of Booster Income Opportunities Fund (2024 to present); Trustee of 83 Investment Group Income Fund (2024 to present); Trustee of Sardis Credit Opportunities Fund (2025 to present); Trustee of IDA Private Access Fund (2025 to present); Trustee of Private Debt and Income Fund (2025 to present) and Trustee of the San Diego City Employees’ Retirement System (2019 to 2025)
Jacqueline A. Williams^ Year of Birth: 1954	Since 2019	Trustee (2019 to present)	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a
Keith Shintani^ Year of Birth: 1963	Since January 1, 2024	Trustee (January 1, 2024 to present)	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022); Director of Finance at Charles Schwab Investment Management (January 1997 to December 1997); Manager of Mutual Fund Operations of PIMCo Advisors L.P. (1993 to 1995); Variable Products Manager of Pacific Life Insurance Company (1989 to 1993); Senior Accountant of Deloitte and Touche. (1986 to 1989)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

27

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	2014 to present	President (2021 to present) Vice President (2014 to 2021)	Senior Vice President, Relationship Management (2023 to present) and Vice President, Relationship Management (2018 to 2023)
Shannon Thibeaux-Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of Fund Administration, Legal of State Street Bank (2013 to 2020)
Daniel D. Bauer^ Year of Birth: 1977	2016 to present	Treasurer (January 2024 to present) Assistant Treasurer (2016 to December 2023)	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons^ Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Leo R. Payne Year of Birth: 1966	January 2025 to present	Assistant Treasurer	Assistant Vice President, Financial Administration (2023 to present) of Ultimus Fund Solutions, LLC; Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood^ Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) of State Street Bank and Trust Company
Natalie S. Anderson^ Year of Birth:1975	2016 to present	Assistant Secretary	Director of Legal Administration (March 2024 to present); Legal Administration Manager (2016 to March 2024) of Ultimus Fund Solutions, LLC
Jesse Hallee^ Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present)
Gweneth K. Gosselink^ Year of Birth: 1955	2020 to present	Chief Compliance Officer	Vice President, Compliance Officer (2023 to present) of Northern Lights Compliance Services, LLC; Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to 2023); CCO Consultant at GKG Consulting, LLC (2019 to 2021)
Martin R. Dean^ Year of Birth: 1963	2016 to present	Assistant Chief Compliance Officer (2020 to present) Interim Chief Compliance Officer (2019 to 2020) Assistant Chief Compliance Officer (2016 to 2017)	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

28

APPENDIX B

ULTIMUS MANAGERS TRUST

POLICIES AND PROCEDURES FOR VOTING PROXIES

1.	PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

29

5.	CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.	ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to

30

shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.	INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If a Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

31

APPENDIX C

MARSHFIELD ASSOCIATES, INC.

Proxy Voting Policy

I.	Proxy Voting Policy

Clients may designate Marshfield as the party responsible for voting proxies solicited by, or with respect to, the issues of securities held in their account pursuant to an election within the client’s Investment Management Agreement. Marshfield does not accept responsibility for voting proxies, issuing consents, or exercising other similar rights associated with any securities held in client accounts for which Marshfield does not exercise investment discretion.

Marshfield typically abstains from voting proxies unless (i) otherwise instructed by its clients, (ii) required to vote by law or regulation, or (iii) the firm disagrees with (a) a material management proposal, (or opposition to a dissident proposal) or (b) a material voting recommendation broadly issued by its independent proxy voting consultant, including to other institutional investors, upon a key voting matter. As the quality and depth of management is a primary factor considered when investing in a company, the recommendations of management on any issue will be given substantial weight.

We vote client proxies in a manner solely in the interest of the client. We consider only those factors that relate to the client’s investment, including how a vote will economically impact and affect the long-term value of the client’s investment. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management and that increase shareholder value; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, the Company and its employees shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

We use the services of Glass, Lewis & Co., LLC (“Glass Lewis”), a third-party proxy voting service, to assist in our proxy voting process. We look to Glass Lewis to provide us with governance analytics, and frequently, though not always, vote in accordance with the recommendations of Glass Lewis (which available upon request). We may also, upon client request, look to the Taft-Hartley recommendations provided by Glass Lewis in voting client proxies. We do not substitute these recommendations for our own judgment, however, and will (unless requested otherwise by a client, e.g., if a client specifically requests that we vote in accordance with the Taft-Hartley recommendations) make our own independent assessment of the maximization of shareholder value and the best interests of our clients when voting proxies.

For purposes of this policy, Amie Perl currently serves as the Proxy Manager and Susan Neuwirth currently serves as the Proxy Voting Coordinator.

1.	Client Proxies Generally

Marshfield generally only votes proxies for clients where we are contractually obligated to vote on their behalf. When there is an issue that Marshfield feels strongly about, we will exercise our ability to vote proxies for all clients where we have proxy voting authority. The Proxy Manager is responsible for directing how the proxies should be cast for Marshfield.

2.	ERISA Account Proxies

In considering votes for ERISA accounts (“Plans”), we recognize that:

(a)	Plan trustees are ordinarily responsible for voting proxies, unless the Plan documents direct Marshfield to vote the proxies.

(b)	If we are directed to vote proxies, voting may be subject to specific guidelines issued by the Plan’s trustees.

3.	Mutual Fund Proxies

Marshfield will vote all proxies received on behalf of the Marshfield Concentrated Opportunity Fund (the “Mutual Fund”), in a manner consistent with the best interest of the Mutual Fund and its shareholders.

II.	Proxy Voting Procedures

The Proxy Voting Policies and Procedures are supervised by the Proxy Manager and executed under the direction of a Proxy Voting Coordinator. The Proxy Voting Coordinator is responsible for executing the Proxy Voting Procedures on behalf of each client, or delegating such authority to another employee, subject to the supervision of the Proxy Voting Coordinator.

1.	All applicable proxies received will be sent to the Proxy Manager for review, together with any relevant research, recommendations from Glass Lewis, and applicable client instructions, to the Proxy Manager.

2.	Absent any material conflicts, the Proxy Manager will first determine if the firm wants to vote only proxies required by the client to be voted or proxies for all accounts where we have discretion to do so.

32

3.	The Proxy Manager will communicate all proxy voting decisions to the Proxy Voting Coordinator, who will then relay these decisions to Glass Lewis.

4.	The Proxy Manager prepares a written summary describing the details of each proxy vote, including but not limited to whether we voted only proxies required by the client or proxies for all clients where we have the discretion to vote proxies, and whether we voted with or against a Glass Lewis recommendation and if applicable why. This information is distributed via email to relevant parties within Marshfield and is retained within Marshfield books and records.

III.	Resolution of Conflicts Of Interest

Marshfield’s Proxy Manager, in coordination with the CCO, monitors for situations that may result in a conflict of interest between Marshfield and any of its clients. If Marshfield determines that a conflict exists:

1.	Marshfield will either vote the proxy in accordance with the recommendation received from Glass Lewis, or abstain from voting the proxy, after determining what is in the best interest of the client(s) or shareholders.

2.	If no recommendation is available, Marshfield will refer the vote back to the client of the account, disclosing the conflict of interest. Marshfield will then vote the proxy according to the direction of the client.

3.	If a material conflict of interest is discovered with respect to the Mutual Fund, Marshfield will disclose the conflict to the Fund’s CCO to determine and document the resolution. Consultation with outside counsel may be sought.

4.	Marshfield will maintain a record of the voting resolution as well as any conflict of interest.

IV.	Proxy Voting Reports

1.	Marshfield Clients other than the Mutual Fund

Unless otherwise requested by a client, and agreed to by us, records of proxy votes will be transmitted to clients only upon their request. Such requests must be made in writing, and will be answered as soon as reasonably practicable. In some cases, we may agree to provide quarterly, bi-annual, or annual reports of proxy voting, as requested by a client.

Annually, in July, the Proxy Voting Coordinator shall request a report from Glass Lewis detailing each “say-on-pay” proxy voted with respect to portfolio securities held in client accounts other than the Mutual Fund during the twelve-month period ending June 30, and forward the report to the CCO. The CCO, on behalf of Marshfield, shall file an annual proxy voting report on Form N-PX relating to such “say-on-pay” agenda items on Form N-PX, no later than August 31 of each year.

2.	Marshfield Mutual Fund Clients

Annually, in July, the Proxy Voting Coordinator shall request a report from Glass Lewis detailing each proxy voted with respect to portfolio securities held in the Mutual Fund during the twelve-month period ending June 30, and forward the report to the Mutual Fund’s Administrator. The Administrator, on behalf of the Mutual Fund, shall file an annual proxy voting report on Form N-PX, no later than August 31 of each year.

V.	Review of Proxy Voting Policies and Procedures

1.	On a regular basis, the Proxy Voting Coordinator will verify that proxies that were instructed to be voted, have been processed and voted according to the Proxy Manager’s instructions.

2.	Annually, the CCO will:

(i)	Verify that all annual proxies for the securities held in the client accounts managed by Marshfield were voted as required;

(ii)	Verify that each proxy received was voted in a manner consistent with these Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries);

(iii)	Review any instances where errors occurred, and determine what steps, if any, may be taken to prevent similar error in the future; and

(iv)	Review the files to verify that records of the voting of the proxies have been properly maintained.

VI.	Class Action Litigation

From time to time, securities held in the accounts of clients will be the subject of class action lawsuits. Marshfield has no obligation to determine if securities held by a client are subject to a pending or resolved class action lawsuit. It also has no duty to evaluate a client’s eligibility or to submit a claim to participate in the proceeds of a securities class action settlement or verdict. Furthermore, Marshfield has no obligation, responsibility or authority to initiate litigation to recover damages on behalf of clients who may have been injured because of actions, misconduct, or negligence by corporate management of issuers whose securities are held by clients. Where Marshfield receives written or electronic notice of a class action lawsuit, settlement, or verdict directly relating to a client account, it will forward all notices, proof of claim forms, and other materials, to the client. Electronic mail is acceptable where appropriate if the client has authorized contact in this manner.

33

Statement of Additional Information
December 29, 2025

MEEHAN FOCUS FUND

(MEFOX)

Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Meehan Focus Fund (the “Fund”) dated December 29, 2025, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing to the Fund at c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246, via overnight mail to the Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by calling toll-free 1-866-884-5968 or by visiting the Fund’s website at www.meehanmutualfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	8
CALCULATION OF SHARE PRICE	10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	10
SHAREHOLDER SERVICES	11
MANAGEMENT OF THE TRUST	11
INVESTMENT ADVISER	15
PORTFOLIO TRANSACTIONS	17
THE DISTRIBUTOR	17
OTHER SERVICE PROVIDERS	18
GENERAL INFORMATION	19
ADDITIONAL TAX INFORMATION	23
FINANCIAL STATEMENTS	26
APPENDIX A (TRUSTEES AND OFFICERS)	27
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	29
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	31

STATEMENT OF ADDITIONAL INFORMATION

The Meehan Focus Fund is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by Edgemoor Investment Advisors, Inc. (the “Adviser”). For further information on the Fund, please call 1-866-884-5968. The Fund is the successor to the Meehan Focus Fund, a series of Meehan Mutual Funds, Inc. (the “Predecessor Fund”), which was reorganized into the Fund on October 23, 2017. For further information on the Fund, please call 1-866-884-5968 or visit the Fund’s website at www.meehanmutualfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations, if any, apply at the time of purchase of the applicable securities.

The Fund is a non-diversified fund, meaning that the Fund can focus its investments in a smaller number of companies than a more diversified fund. The Fund normally will invest primarily in common stock of United States (“U.S.”) companies and in foreign securities either directly or indirectly through American Depository Receipts (“ADRs”) of foreign companies or exchange traded funds (“ETFs”). The Fund may also invest in a variety of other securities. The types of securities in which the Fund may ordinarily invest are listed below, along with any restrictions on such investments, and, where appropriate, a brief discussion of any risks unique to the particular security.

General Investment Risks. Prices of securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses to the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of all types of securities, including securities held by the Fund, can decline.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease (“COVID-19”), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. Additionally, the impact of COVID-19 has caused significant volatility and declines in global financial markets, including the U.S. financial markets. Further, COVID-19 has led to production cutbacks for many companies and, coupled with changes in consumer spending fueled by government stimulus, created a supply/demand imbalance and resulted in higher prices and inflation, the result of which can affect a company’s financial condition and ability to manufacture and sell its products. Likewise, the Russian invasion of Ukraine in early 2022 has caused increased volatility in various financial markets. The conflict has resulted in economic sanctions against Russia from both government entities and corporations and banking entities. The extent of the effects this will have throughout the world is impossible to predict, but this military action has already resulted in supply chain disruptions and increased trading costs.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Equity Securities. The Fund will ordinarily invest the majority of its total assets in U.S. common stocks or securities convertible into common stock. In addition, the Fund’s equity investments may include preferred stock and foreign securities. The Fund’s equity investments may include securities traded on domestic exchanges, foreign exchanges or on the over-the-counter (“OTC”) market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining

2

stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Preferred Stock, Warrants and Rights and Convertible Securities. The Fund may invest in preferred stock, warrants and rights, and convertible securities. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospectus, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Convertible securities are securities convertible into common stock such as convertible bonds, convertible preferred stocks, and warrants. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Foreign Securities. The Fund may invest in securities issued by foreign governments or foreign corporations directly or indirectly through ETFs or derivative transactions (e.g., foreign currency futures). The Fund may also invest in securities of foreign issuers that trade directly on U.S. and foreign stock exchanges or in the form of ADRs. ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates, exchange control regulations, and capital controls. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent the Fund invests in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar, there is a risk that the value of such securities will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the United States. Foreign securities may trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), limits on proxy voting and difficulty in enforcing legal rights outside the United States. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

3

Real Estate Investment Trusts (“REITs”). The Fund may invest in REITs, which are companies that invest in real estate, mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase common stocks, preferred stocks or bonds issued by REITs. The Fund will invest in REITs that generate income and that have, in the judgment of the Adviser, the potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and loans held by a REIT could become worthless.

Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, both open-end and closed-end, including, without limitation, money market funds and ETFs. Generally, under Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain conditions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Fund may rely upon any applicable statutory or regulatory exemption in investing in other investment companies. The Fund generally expects to rely on Rule 12d1-1 under the 1940 Act, when purchasing shares of a money market fund. Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Fund generally expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Fund in reliance on Section 12(d)(1)(F), the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. For example, the Fund’s investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of certain of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 generally must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Exchange Traded Funds (“ETFs”). The Fund may invest in shares of ETFs and other similar instruments. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. In addition, ETFs sell and redeem their shares at net asset value (“NAV”) in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

Instruments the Fund may purchase that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of securities prices, or that the prices of securities within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional registered investment companies: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (4) ETF shares may be delisted from the exchange on which they trade; and (5) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF’s shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

4

Because ETFs bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional registered investment companies, ETFs charge asset-based fees, although these fees tend to be relatively low as compared to other types of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

As discussed above under the section entitled “Investment Companies”, the Fund is subject to certain limits on investments in other investment companies, including ETFs, but may exceed those limits in certain circumstances, including in reliance on Rule 12d1-4.

While the creation and redemption of creation units helps an ETF maintain a market value close to NAV, the market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Leveraged and Inverse ETF Risk. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Debt Securities. The Fund may invest in corporate debt securities and U.S. Government Obligations, as defined below. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by S&P’s Global Ratings (“S&P”), Baa or better by Moody’s Investor Services (“Moody’s”) or any comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality.

U.S. Government Obligations. The Fund may invest in U.S. Government Obligations. “U.S. Government Obligations” include securities which are issued or guaranteed by the U.S. Department of the Treasury (the “U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government Obligations not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares.

5

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include, without limitation, U.S. Government Obligations or certain types of corporate debt obligations (including those subject to repurchase agreements) as described herein. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Repurchase Agreements. The Fund may invest, directly or indirectly, in repurchase agreements. A repurchase agreement transaction occurs when an investor (e.g., the Fund) purchases a security (normally a U.S. government security) from a counterparty with the understanding that the investor will later resell the security to the same counterparty (normally a member bank of the Federal Reserve or a registered government securities dealer). The Fund’s initial purchase is essentially a loan to the counterparty that is collateralized by the security (and/or securities substituted for them under the repurchase agreement) The Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Investments. The Fund may not purchase or otherwise acquire any illiquid investment, if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments pose risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio investments and the Fund may be unable to dispose of illiquid investments promptly or at reasonable prices. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid investments. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid investments, it would seek to take appropriate steps to bring the Fund’s illiquid investments to or below 15% of its net assets per the requirements of Rule 22e-4 of the 1940 Act. The sale of some illiquid and other types of investments may be subject to legal restrictions.

If the Fund invests in investments for which there is no ready market, the Fund may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about issuers of such illiquid investments than about companies whose investments are publicly traded.

Restricted Securities. Within its limitation on investment in illiquid investments, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“144A Securities”). Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The

6

purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Cash Reserves. The Fund may at times hold a significant portion of its net assets in cash, either to maintain liquidity or for temporary defensive purposes.

Special Situations. The Fund may invest in issuers engaged in special situations from time to time. A special situation arises when, in the opinion of the Adviser, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Borrowing Money. The Fund does not intend to borrow money for the purpose of purchasing securities, but may, subject to the restrictions of the 1940 Act, borrow up to 33⅓% of its total assets including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund collateral in the form of cash or cash equivalents, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower, at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out of the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser believes, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Fund did not engage in the lending of portfolio securities during the past fiscal year.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors. Sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

Economic and Regulatory Risks. Domestic and foreign governments and agencies thereof often adopt an active approach to

7

managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching simulative government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure or investor perception that such efforts or support are failing could negatively affect securities markets generally, as well as result in higher interest rates, increased market volatility and reduced the value and liquidity of certain securities, including securities held by the Fund.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof. Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Fund may be difficult to determine and may not be fully known for an extended period of time. Accordingly, regulatory actions could adversely affect the Fund.

Changing Fixed Income Market Conditions. In March 2022, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) began a series of significant interest rate increases in response to sustained high levels of inflation. In addition, in May 2022, the Federal Reserve announced it would begin to reduce the size of its balance sheet, known as quantitative tightening. These announcements followed years of low-interest rate policy in response to the COVID-19 pandemic and the 2008 financial crisis, during which the Federal Reserve kept the federal funds rate to a range of 0-2.5%, and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Federal Reserve’s policy in response to market conditions, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

Operational Risk. An investment in the Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential, proprietary or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential, proprietary or private personal information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, transfer agent, or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of confidential, proprietary or private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Temporary Defensive Positions. The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Portfolio Turnover. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders. For the fiscal year/period ended as described below the portfolio turnover rate of the Fund was:

Fiscal Period/Year Ended	Portfolio Turnover Rate
August 31, 2025	2%
August 31, 2024	5%

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a

8

majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

Fundamental Restrictions. As a matter of fundamental policy:

1.      Borrowing Money. The Fund will not borrow money except as permitted under the 1940 Act. For example, subject to the restrictions of the 1940 Act the Fund may borrow money from banks to meet redemption requests or for extraordinary or emergency purposes.

2.     Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules, and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.     Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.    Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired because of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.     Commodities. The Fund will not purchase or sell commodities unless acquired because of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.    Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33⅓% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government Obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.    Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

With respect to the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. Rule 18f-4 under the 1940 Act permits a fund to enter into “derivatives transactions,” notwithstanding prohibitions and restrictions on the issuance of senior securities under Section 18 of the 1940 Act, provided the fund complies with the Rule’s conditions. In accordance with Rule 18f-4, a fund may enter into reverse repurchase and similar financing transactions if it either (1) complies with the asset coverage requirements of Section 18 of the 1940 Act or (2) treats such transactions as derivative transactions under Rule 18f-4.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at

9

least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund does so in compliance with applicable SEC regulations and interpretations (including Rule 18f-4 under the 1940 Act).

CALCULATION OF SHARE PRICE

The share price or NAV of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Fixed income securities are normally valued based on prices obtained from independent third-party pricing services, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. Information provided by one or more pricing services may be utilized in determining the fair value of securities held by the Fund. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of its shareholders. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net assets at the beginning of such period unless the shareholder consents to receiving the entire distribution in kind. A redemption in kind will consist of liquid securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven calendar days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities paid as redemption proceeds. In addition, when you sell these securities, you bear the risk that the securities have become less liquid and are difficult to sell. You also will be responsible for any taxes and brokerage charges associated with selling the securities.

10

SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified which will be automatically invested in shares at the NAV on a periodic basis. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Meehan Focus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246 or via overnight mail to Meehan Focus Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write to the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or the existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement, or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, all of whom are not “interested persons”, as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Included in Appendix A is a table that sets forth the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, their principal occupation(s) during the past five years, and any other directorships held by the Trustees. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

As noted above, the Board consists of five Trustees, all of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person or by telephone or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees. The Chairperson is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and all Trustees as

11

Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees. The Board has established the following standing committees:

Audit Committee. The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. Messrs. Clifford N. Schireson, Robert E. Morrison, and Keith Shintani and Mses. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Schireson is the Chairperson of the Audit Committee and presides at its meetings. The Audit Committee met five times during the Fund’s prior fiscal year ended August 31, 2025.

Nominations and Governance Committee (the “Governance Committee”). The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Schireson, Morrison, and Shintani and Mses. Cohen and Williams are the members of the Governance Committee. Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings. The Governance Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

15(c) Contracts Committee: The 15(c) Contracts Committee is responsible for the oversight of the Fund’s 15(c) contract review process. Messrs. Morrison, Schireson, and Shintani, and Mses. Cohen and Williams are the members of the 15(c) Contracts Committee. Ms. Williams is the Chairperson of the 15(c) Contracts Committee. The 15(c) Contracts Committee met four times during the Fund’s prior fiscal year ended August 31, 2025.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes, or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and below.

Independent Trustees

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles at AER, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been the Chairperson since October 2019 and a Trustee since January 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategies Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm’s financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson, retired, was the founder of Schireson Consulting, LLC, which he launched in 2017, until his retirement in 2021. Prior to that, Mr. Schireson was Director of Institutional Services from 2004 to 2017 at Brandes Investment Partners, LP, an investment advisory firm, where he also was co-head of fixed income and was a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry as well as

12

20 years of experience in the investment banking industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Managing Director at Midwest Trust and FCI Advisors, where he has worked since February 2022. Previously, Mr. Morrison was a Senior Vice President at Huntington Private Bank, where he worked from 2014 to 2022. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison resigned from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

Keith Shintani, retired, served as a Senior Vice President of Relationship Management at U.S. Bank Global Fund Services, where he worked from 1998 until June 2022. Previously, Mr. Shintani was a Director of Finance at Charles Schwab Investment Management, where he worked from January 1997 through December 1997. From 1993 to 1995, he served as a Manager of Mutual Fund Operations of PIMCo Advisors L.P. From 1989 to 1993, Mr. Shintani served as a Variable Products Manager of Pacific Life Insurance Company. From 1986 to 1989, he served as a Senior Accountant of Deloitte and Touche. Mr. Shintani has a B.S. in Accounting from University of Southern California. Mr. Shintani has been a Trustee since January 2024.

References above to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser, with respect to the Fund’s investments and trading activities, and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated, or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities (when applicable). The Board also receives quarterly reports from the Fund’s administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and the distributor (“Distributor”) on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement (the “Advisory Agreement”), the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition, and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2024.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trust
Independent Trustees
Janine L. Cohen	None	over $100,000
Jacqueline A. Williams	None	None
Clifford N. Schireson	None	None
Robert E. Morrison	None	None
Keith Shintani	None	None

Ownership In Fund Affiliates. As of December 31, 2024, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of January 1, 2026, each Independent Trustees will receive a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who will receive a $2,140 annual retainer, the Chairperson of the Audit Committee, the Chairperson of the 15(c) Contract Committee, and the Chairperson of the Nominations and Governance

13

Committee, each of whom will receive a $1,700 annual retainer for serving as such. From January 1, 2024 until December 31, 2025, each Independent Trustee received a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who received a $2,000 annual retainer, the Chairperson of the Audit Committee and Chairperson of the 15(c) Contracts Committee who received a $1,700 annual retainer for serving as such.

The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings.

The following table provides the amount of compensation paid to each Trustee during the Fund’s fiscal year ended August 31, 2025:

Name of Trustee	Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds Within the Trust
Independent Trustees
Janine L. Cohen	$4,400	None	None	$145,900
Jacqueline A. Williams	$4,100	None	None	$136,975
Clifford N. Schireson	$4,100	None	None	$136,975
Robert E. Morrison	$3,700	None	None	$125,075
Keith Shintani	$3,700			$125,075

Principal Holders of Voting Securities. As of December 1, 2025, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then-outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund:

Name and Address of Record Owner	Percentage Ownership
First National Bank Cust FBO/Marren W. Meehan Roth IRA 5309 Hampden Lane Bethesda, MD 20814	12.47%
Timothy C. Coughlin Revocable Trust	5.96%
4412 Chalfont Place
Bethesda, MD 20814
The T&M Meehan Family TR Thomas/Paul P Meehan 7250 Woodmont Ave, Suite 20614	10.29%
Charles Schwab &Co., Inc. 211 Main Street San Francisco, CA 94105	13.76%

A shareholder owning of record or beneficially more than 25% of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

14

INVESTMENT ADVISER

Edgemoor Investment Advisors, Inc., located at 7250 Woodmont Avenue, Suite 315, Bethesda, MD 20814, serves as the investment adviser to the Fund pursuant to the Advisory Agreement, dated January 24, 2017. The Adviser is organized as a Maryland corporation and is registered as an investment adviser with the SEC. The Adviser’s principal business is to provide financial management services to individuals, corporations, and other institutions throughout the United States. Mr. Paul P. Meehan, a co-portfolio manager of the Fund, is also a member of the Board of Directors of the Adviser and is a primary owner of the Adviser.

Subject to the Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Advisory Agreement remains in effect for periods of one year, only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment”, as defined in the 1940 Act.

Under the Advisory Agreement, for its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.80% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce its Management Fee and to reimburse the Fund’s expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund, Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets until March 1, 2027. Any such Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

The table below provides the compensation paid to the Adviser by the Fund during the following fiscal years ended August 31:

Fiscal Year Ended	Management Fees Accrued	Management Fee Reductions	Expense Reimbursements	Advisory Fees Received by Adviser
2025	$1,258,278	$75,965	$0	$1,182,313
2024	$1,065,222	$78,687	$0	$986,535
2023	$810,983	$90,098	$0	$720,885

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions and provides the Fund with portfolio managers to execute purchases and sales of securities. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Managers

The Fund is co-managed by Paul P. Meehan and Steven D. LaRosa (the “Portfolio Managers”), who are responsible for the day-to-day implementation of investment strategies for the Fund.

15

Other Accounts Managed by Portfolio Managers

In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts (“Other Accounts”). The table below shows the number of, and total assets in, such other accounts as of August 31, 2025.

Portfolio Managers	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Paul P. Meehan	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	126	$552	0	$0
Steven D. LaRosa	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	25	$84	0	$0

Potential Conflicts of Interest

The Portfolio Managers serve as portfolio managers for the Fund and may provide investment advice to Other Accounts. The Portfolio Managers’ management of Other Accounts may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise when a particular investment may be suitable for both the Fund and the Other Accounts, whereby the Portfolio Managers could favor one account over another. However, the Adviser has established policies and procedures to ensure that such investments will be allocated between the Fund and the Other Accounts pro rata based on the available funding or in some other manner determined to be fair and equitable.

A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the Fund. The Portfolio Managers know the size and timing of trades for the Fund and the Other Accounts and may be able to predict the market impact of the Fund’s trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Fund, or vice versa.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute such order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Compensation

The Portfolio Managers are not compensated directly by the Fund. Mr. Meehan receives a salary from the Adviser and shares in the annual profits of the Adviser based on his ownership of the Adviser. Mr. LaRosa receives a salary from the Adviser and shares in the annual profits of the Adviser based on his ownership of the Adviser.

Ownership of Fund Shares

The table below shows the value of shares of the Fund beneficially owned by the Portfolio Managers of the Fund as of at the end of the fiscal year ended August 31, 2025 stated as one of the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; and over $1,000,000.

Portfolio Managers	Dollar Range of Predecessor Fund Shares Beneficially Owned as of August 31, 2025
Paul P. Meehan	Over $1,000,000
Steven D. LaRosa	$100,001 - $500,000

16

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Fund’s investment objective, policies, and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the U.S. and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

The Fund paid the following brokerage commissions during the following fiscal years ended August 31:

Fiscal Year Ended	Brokerage Commissions Paid
2025	$20
2024	$99
2023	$50

As of August 31, 2025, the Fund held no securities of its regular brokers or dealers (or the parents thereof).

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus.

By its terms, the Distribution Agreement is effective for periods of one year so long as such renewal and continuance is approved

17

at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is paid $9,000 per annum for its services by the Fund and/or the Adviser to the Fund.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, fund accountant (the “Fund Accountant”), and the Transfer Agent to the Fund pursuant to a Master Services Agreement (the “Master Services Agreement”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepare and assemble reports required to be sent to the Fund’s shareholders and arrange for the printing and dissemination of such reports;

●	assemble reports required to be filed with the SEC and file such completed reports with the SEC;

●	file the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

●	assist and advise the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	make such reports and recommendations to the Board, as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Trust, on behalf of the Fund, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods.

The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

During the fiscal years listed below, Ultimus received the following fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent:

Fiscal Year Ended August 31	Administration	Fund Accounting	Transfer Agent
2025	$149,894	$52,524	$22,077
2024	$128,346	$48,307	$20,995
2023	$100,719	$42,783	$19,579

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Fund pursuant

18

to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting firm for the Fund. Cohen & Company, Ltd. audits the annual financial statements of the Fund. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services and other permissible non-audit services as requested.

Legal Counsel

Sullivan & Worcester, LLP, located at 1666 K Street, NW, Suite 700, Washington, DC 20006, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. For these services, the Fund pays NLCS a base fee of $12,000 per annum, plus an asset-based fee computed at an annual rate of 0.05% of the average net assets of the Fund over $500 million up to $1.5 billion; 0.025% of the average net assets of the Fund over $1.5 billion up to $3 billion; and 0.0125% of the average net assets of the Fund over $3 billion. In addition, the Fund reimburses NLCS for its reasonable out-of-pocket expenses related to these compliance services. Under the previous Compliance Consulting Agreement between the Trust and Ultimus, an affiliate of NLCS, the Fund paid Ultimus $17,386 for compliance services for the fiscal year ended August 31, 2025.

GENERAL INFORMATION

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to any distribution plan of the Fund.

Other Payments by the Adviser

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets

19

attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Fund currently has one class of shares and additional classes of the Fund may be created at any time. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled to a pro rata share in the net assets of the Fund. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics (each, a “COE”, and collectively, the “COEs”) that is designed to prevent their respective personnel subject to the COEs from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

20

Anti-Money Laundering Program

The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-866-884-5968, on the Fund’s website at www.meehanmutualfunds.com or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third parties prior to (i) the filing of the information with the Securities and Exchange Commission (the “SEC”) in a required filing, or (ii) the day after the information is posted to the Fund’s website. The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.

As described below, the policies allow for disclosure of non-public portfolio information to third parties if the following criteria are met, as determined by the Trust’s Chief Compliance Officer (the “CCO”): (1) there is a legitimate business purpose for the disclosure; (2) the party receiving the portfolio holdings information is subject to a one or more Conditions of Confidentiality (as defined below); and (3) disclosure is consistent with the antifraud provisions of the federal securities laws and, with respect to disclosure made or directed to be made by the Adviser, the Adviser’s fiduciary duties. “Conditions of Confidentiality” include (1) confidentiality clauses in written agreements, (2) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), or (3) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships).

Under the policies, the Trust, the Fund, the Adviser and any service provider to the Trust are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Consistent with these policies, the Fund may include in marketing literature and other communications to shareholders or other parties a full schedule of portfolio holdings, top ten portfolio positions and certain other portfolio characteristics (such as sector or geographic weightings) that have already been made public through the Fund’s website or through an SEC filing, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other third parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel or prospective third-party service providers without any time lag.

21

Below is a table that lists the service provider that currently receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of unaudited and audited Financial Statements	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical
N-PORT and N-CEN Vendors	Monthly or Annually	Contractual and Ethical
Pricing and Liquidity Vendors	Daily	Contractual and Ethical

The Fund may also enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, information about the Fund’s portfolio would generally be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings and other portfolio characteristics available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, a sub-adviser, nor any of their affiliates receive any portion of this fee.

Upon approval of the CCO, a Fund may also disclose portfolio information pursuant to regulatory request, court order or other legal proceeding.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO. The Adviser must submit any proposed arrangement pursuant to which it intends to disclose the Fund’s portfolio holdings to the CCO, who will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. To the extent that the disclosure of the Fund’s portfolio holdings information creates a conflict between the Fund, on the one hand, and the Fund’s adviser, principal underwriter, and any other affiliated person of the Fund, their investment adviser, or their principal underwriter on the other hand, the CCO shall determine how to resolve the conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.

To oversee the Disclosure Policy and the Fund Policy, the Trustees consider reports and recommendations by the CCO regarding the adequacy and implementation of the compliance programs of the Trust and its service procedures adopted pursuant to Rule 38a-1 under the 1940 Act. The Trustees reserve the right to amend the Disclosure Policy at any time without prior notice to shareholders in its sole discretion.

Other Expenses

In addition to the Management Fee, the Fund pays all expenses associated with the Fund not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the fees of the Administrator, Distributor and Transfer Agent, the costs of printing and mailing to shareholders Annual and Semi-Annual Reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Trust Contracts

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

22

This SAI and the Prospectus provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this SAI, the Prospectus or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Qualification as a Regulated Investment Company

The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If the Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow the Fund to retain its status as a “regulated investment company.” There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction (“DRD”) in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders, provided in each case that certain holding period and other requirements are met. Failure to qualify as a regulated investment company would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. Distributions paid to you generally may be characterized as ordinary income. A portion of these distributions may qualify for the DRD when paid to certain corporate shareholders.

23

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a DRD for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as Section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If the Fund designates a dividend as a Section 199A distribution, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income and for non-corporate taxpayers eligible for the 20% deduction for “qualified business income” under Code section 199A. Generally, only non-corporate shareholders who have held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; and (5) any distribution that is comprised of qualified REIT dividend income as a Section 199A dividend as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held the Fund’s shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

Excise Tax

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid the imposition of any excise tax liability.

Sale, Exchange, or Repurchase of Shares

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares. An exchange of shares is treated as a sale and any gain may be subject to tax. An exchange of shares is generally treated as a sale and any gain may be subject to tax. All or a portion of any loss so recognized may be disallowed if

24

you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or repurchase (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

Shareholders should note that, upon the sale of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. Any capital loss arising from the sale, exchange or repurchase of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

The repurchase or transfer of shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholder in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering shareholder. On the other hand, shareholder holding shares as capital assets who tender all of their shares (including shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the shares and the shareholder adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term capital gain or loss if the shareholder has held such shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the IRS for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

State and Local Taxes

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Non-U.S. shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that taxable distributions to them (including

25

any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid IRS Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

Under sections 1471 through 1474 of the Code, known as “FATCA”, the Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required. The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Cost Basis Reporting

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Fund’s default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting the Fund’s Transfer Agent at 1-866-884-5968, or through your online account portal, where available.

Please note that in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended August 31, 2025, including the Financial Highlights appearing in the Prospectus, are incorporated herein by reference and made a part hereof. You may request a copy of the Fund’s audited and unaudited financial statements to shareholders at no charge by calling the Fund at 1-866-884-5868 or by visiting the Fund’s website at www.meehanmutualfunds.com.

26

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	31	n/a
Robert E. Morrison^ Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	31	n/a
Clifford N. Schireson^ Year of Birth: 1953	Since 2019	Trustee (2019 to present)	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	31	Trustee of Beacon Pointe Multi-Alternative Fund (2024 to present); Trustee of Booster Income Opportunities Fund (2024 to present); Trustee of 83 Investment Group Income Fund (2024 to present); Trustee of Sardis Credit Opportunities Fund (2025 to present); Trustee of IDA Private Access Fund (2025 to present); Trustee of Private Debt and Income Fund (2025 to present) and Trustee of the San Diego City Employees’ Retirement System (2019 to 2025)
Jacqueline A. Williams^ Year of Birth: 1954	Since 2019	Trustee (2019 to present)	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	31	n/a
Keith Shintani^ Year of Birth: 1963	Since January 1, 2024	Trustee (January 1, 2024 to present)	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022); Director of Finance at Charles Schwab Investment Management (January 1997 to December 1997); Manager of Mutual Fund Operations of PIMCo Advisors L.P. (1993 to 1995); Variable Products Manager of Pacific Life Insurance Company (1989 to 1993); Senior Accountant of Deloitte and Touche. (1986 to 1989)	31	Trustee of the Matrix Advisors Fund Trust (2023 to present)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

27

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	2014 to present	President (2021 to present) Vice President (2014 to 2021)	Senior Vice President, Relationship Management (2023 to present) and Vice President, Relationship Management (2018 to 2023)
Shannon Thibeaux-Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of Fund Administration, Legal of State Street Bank (2013 to 2020)
Daniel D. Bauer^ Year of Birth: 1977	2016 to present	Treasurer (January 2024 to present) Assistant Treasurer (2016 to December 2023)	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons^ Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Leo R. Payne Year of Birth: 1966	January 2025 to present	Assistant Treasurer	Assistant Vice President, Financial Administration (2023 to present) of Ultimus Fund Solutions, LLC; Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood^ Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) of State Street Bank and Trust Company
Natalie S. Anderson^ Year of Birth:1975	2016 to present	Assistant Secretary	Director of Legal Administration (March 2024 to present); Legal Administration Manager (2016 to March 2024) of Ultimus Fund Solutions, LLC
Jesse Hallee^ Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present)
Gweneth K. Gosselink^ Year of Birth: 1955	2020 to present	Chief Compliance Officer	Vice President, Compliance Officer (2023 to present) of Northern Lights Compliance Services, LLC; Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to 2023); CCO Consultant at GKG Consulting, LLC (2019 to 2021)
Martin R. Dean^ Year of Birth: 1963	2016 to present	Assistant Chief Compliance Officer (2020 to present) Interim Chief Compliance Officer (2019 to 2020) Assistant Chief Compliance Officer (2016 to 2017)	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

28

APPENDIX B

ULTIMUS MANAGERS TRUST

POLICIES AND PROCEDURES FOR VOTING PROXIES

1.	PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5.	CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to

29

the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.	ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.	INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If a Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

30

APPENDIX C

Edgemoor Investment Advisors, Inc.

Proxy Voting Policy

As part of Firm policy, Edgemoor votes proxies on behalf of its Clients, including the Mutual Fund. A disclosure regarding this policy is included in Edgemoor’s Brochure.

BACKGROUND

Proxy voting is an important right of shareholders; thus, reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC registered investment advisers who exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) describe to clients a summary of its Proxy Voting Policies and Procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

PROCEDURE

The CCO will monitor the Firm to ensure it votes Client proxies in compliance with the Firm’s Proxy Voting Guidelines. The Firm’s Proxy Voting Guidelines are in accordance with Rule 206(4)-6 of the Advisers Act.

PROXY VOTING GUIDELINES

Introduction

Edgemoor Investment Advisors, Inc. (“Edgemoor” or “Adviser”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Edgemoor has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Edgemoor’s general policies and procedures for voting proxies are set forth in its compliance manual, and described in further detail below.

Voting Guidelines

Edgemoor will generally vote with management on routine items. Edgemoor has adopted guidelines for certain types of matters to assist investment personnel in the review and voting of proxies on a case-by-case basis. These guidelines are set forth below:

1.  Corporate Governance

a.  Election of Directors and Similar Matters

In an uncontested election, Edgemoor will generally vote in favor of management’s proposed directors. In a contested election, Edgemoor will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, Edgemoor will review any contested proposal on its merits.

Notwithstanding the foregoing, Edgemoor expects to support proposals to:

☐	Limit directors’ liability and broaden directors’ indemnification rights;

And expects to generally vote against proposals to:

☐	Adopt or continue the use of a classified Board structure; and

☐	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

b.  Audit Committee Approvals

Edgemoor generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Edgemoor will generally vote to ratify management’s recommendation and selection of auditors.

31

c. Shareholder Rights

Edgemoor may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Edgemoor expects to generally support proposals to:

☐	Adopt confidential voting and independent tabulation of voting results; and

☐	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

☐	Adopt super-majority voting requirements; and

☐	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

2.  Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Edgemoor may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, Edgemoor expects to generally support proposals to:

☐	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

☐	Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

☐	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

☐	Adopt classified boards of directors;

☐	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

☐	Require a company to consider the non-financial effects of mergers or acquisitions.

3.  Capital Structure Proposals

Edgemoor will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, Edgemoor expects to generally support proposals to:

☐	Eliminate preemptive rights.

4.  Compensation

a.   General

Edgemoor generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Edgemoor generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Edgemoor may consider any contested proposal related to a company’s compensation policies on a case by-case basis.

Notwithstanding the foregoing, Edgemoor expects to generally support proposals to:

☐	Require shareholders approval of golden parachutes; and

☐	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

☐	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.

5.  Stock Option Plans and Share Issuances

Edgemoor evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Edgemoor may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside

32

directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, Edgemoor expects to generally vote against proposals to:

☐	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

6.  Corporate Responsibility and Social Issues

Edgemoor generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices. Edgemoor will consider proposals involving corporate responsibility and social issues on a case-by-case basis.

7.  Conflicts

In cases where Edgemoor is aware of a conflict between the interests of a client(s) and the interests of Edgemoor or an affiliated person of Edgemoor (e.g., a portfolio holding is a client or an affiliate of a client of Edgemoor), Edgemoor will take the following steps:

(a)    vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where Edgemoor’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

(b)  for other matters, contact the client for instructions with respect to how to vote the proxy.

8.  Disclosure of Proxy Voting Policy

Upon receiving a written request from a client, Edgemoor will provide a copy of this policy within a reasonable amount of time and include required disclosures in its Form ADV 2A. If approved by the client, this policy and any requested records may be provided electronically.

9.  Recordkeeping

Edgemoor shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Edgemoor that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)	Records of client requests for proxy voting information.

33

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust, dated July 12, 2021, is incorporated by reference to Exhibit (1) of Registrant’s initial Registration Statement on Form N-14, filed on August 10, 2021.

(a)(1)	Amended Appendix B, dated July 22, 2025, to the Declaration of Trust is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 269 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 26, 2025.

(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(d)(1)(i)	Investment Advisory Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(1)(ii)	Amended Schedule A, to the Investment Advisory Agreement with Lyrical Asset Management, LP, for the Lyrical U.S. Value Fund, the Lyrical International Value Equity Fund, and the US Value ETF (the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(d)(2)	Investment Advisory Agreement with Wavelength Capital Management, LLC for the Wavelength Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.

(d)(3)(i)	Investment Advisory Agreement with Edge Capital Group, LLC for the Blue Current Global Dividend Fund, dated September 8, 2023, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.

(d)(3)(ii)	Investment Advisory Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N1-A (File No. 333-180308), filed on June 27, 2025.

(d)(4)(A)	Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

1

(d)(4)(B)	Amended Schedule A to the Investment Advisory Agreement with Marshfield Associates, Inc., dated July 28, 2016, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(5)	Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(6)	Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(d)(7)	Investment Advisory Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(d)(8)	Amended and Restated Investment Advisory Agreement with Q3 Asset Management Corporation, dated July 31, 2025, for the Q3 All-Season Systematic Opportunities Fund, Q3 All-Season Tactical Fund, Q3 All-Season Active Rotation ETF, and Q3 All-Season Tactical Advantage ETF (the “Q3 Funds”) is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 272 of Registrant's Registration Statement on Form N-1A (File No. 333-1803080, filed on December 10, 2025.

(d)(9)(i)	Investment Advisory Agreement with Blueprint Fund Management LLC, for the Blueprint Adaptive Growth Allocation Fund (formerly the “Blueprint Growth Fund”)(the “Blueprint Fund”), is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(9)(ii)	Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, for the Blueprint Fund, is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(10)	Investment Advisory Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(d)(11)(i)

Investment Advisory Agreement for the Westwood Alternative Income Fund, Westwood Multi-Asset Income Fund, Westwood Income Opportunity Fund, Westwood Quality AllCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality Value Fund, and Westwood Quality MidCap Fund (collectively, the “Westwood Funds”) with Westwood Management Corporation is incorporated by reference to Exhibit (6) of Registrant’s Registration Statement on Form N-14, filed on August 10, 2021.

2

(d)(11)(ii)

Amended Schedule A to the Investment Advisory Agreement for the Westwood Funds with Westwood Management Corporation is incorporated by reference to Exhibit (d)(13)(ii) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

(d)(12)(i)	Investment Advisory Agreement for the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund with Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(12)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Growth Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(13)(i)	Investment Advisory Agreement for the Westwood Broadmark Tactical Plus Fund with Salient Advisors, L.P. is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(13)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Plus Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(14)(i)

Investment Advisory Agreement for the Nia Impact Solutions Fund with Nia Impact Capital is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(d)(15)(i)(a)

Investment Advisory Agreement, dated March 1, 2024, for the Westwood Salient Enhanced Midstream Income ETF and Westwood Salient Enhanced Energy Income ETF with Westwood Management Corporation is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(d)(15)(i)(b)	Amended Schedule A, dated November 1, 2025, for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF, to the Investment Advisory Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(i)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(d)(15)(ii)(a)	Sub-Advisory Agreement for the Westwood Salient Enhanced Midstream Income ETF and Westwood Salient Enhanced Energy Income ETF with Vident Asset Management and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on June 27, 2024.

3

(d)(15)(ii)(b)

Amended Schedule A, dated November 1, 2025, for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF, to the Sub-Advisory Agreement with Vident Asset Management and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(ii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(d)(16)(i)

Investment Advisory Agreement for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF with Westwood Management Corporation is incorporated by reference to Exhibit (d)(17)(i) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(d)(16)(ii)	Investment Sub-Advisory Agreement for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF with Vident Asset Management is incorporated by reference to Exhibit (d)(17)(i) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(e)(1)

Distribution Agreement with Ultimus Fund Distributors, LLC, dated July 1, 2025, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(e)(2)

Distribution Agreement with Northern Lights Distributors, LLC, dated July 1, 2025 is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(f)	None

(g)(1)(A)	Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)	Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(C)	Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(D)	Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

4

(g)(1)(E)	Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Wavelength Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(F)	Sixteenth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(N) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(1)(G)	Seventeenth Amendment to the Custody Agreement with U.S. Bank, dated December 3, 2019 for the Q3 Funds, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(H)	Eighteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Lyrical International Value Equity Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(I)	Nineteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Evolutionary Tree Innovators Fund, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(g)(1)(J)

Twentieth Amendment to the Custody Agreement with U.S. Bank, dated July 27, 2021 for the Westwood Funds is incorporated by reference to Exhibit (9) to the Registrant’s Registration Statement on Form N-14 (File No. 333-180308), filed on August 10, 2021.

(g)(1)(K)

Twenty First Amendment to the Custody Agreement with U.S. Bank, dated October 19, 2021 for the Westwood Funds, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 208 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 28, 2022.

(g)(1)(L)

Twenty Second Amendment to the Custody Agreement with U.S. Bank, dated November 17, 2021 for the Westwood MidCap Fund, is incorporated by reference to Exhibit (g)(1)(L) of Post-Effective Amendment No. 208 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 28, 2022.

(g)(1)(M)	Twenty Third Amendment to the Custody Agreement with U.S. Bank, for the Nia Impact Solutions Fund, is incorporated by reference to Exhibit (g)(1)(M) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(g)(2)(A)

Custody Agreement with Fifth Third Bank, National Association, dated March 23, 2021, is incorporated by reference to Exhibit (g)(2)(C) of Post-Effect Amendment No. 179 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 27, 2021.

5

(g)(2)(B)(i)

Custody Agreement with Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to Exhibit (g)(2)(D) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(g)(2)(B)(ii)

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Q3 All-Season Tactical Advantage ETF, Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF is filed herewith.

(h)(1)(A)(i)	Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(A)(ii)	Amended Schedule A, dated February 20, 2025, to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(h)(1)(A)(iii)

Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(iii)(a)

Amended Derivatives Risk Management Program Support Services Addendum, dated July 31, 2024 to the Master Services Agreement is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(h)(1)(A)(iii)(b)

Amended Schedule A to the Amended Derivatives Risk Management Program Support Services Addendum, dated January 28, 2025 to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(iii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(A)(iv)

Amendment to Master Services Agreement, dated September 1, 2023, is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(v)	Tailored Shareholder Report Services Addendum, dated March 13, 2024, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(B)	Fund Accounting Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.v

(h)(1)(C)	Amendment, dated January 23, 2019, to the Fund Administration Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

6

(h)(1)(D)(i)

ETF Master Services Agreement and Fund Accounting Addendum and Fund Administration Addendum, dated April 21, 2021, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(i) of Post-Effective Amendment No. 236 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 20, 2022.

(h)(1)(D)(ii)	Amendment No. 3 and Amended Schedule A to the ETF Master Services Agreement with Ultimus Fund Solutions, LLC, for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF is incorporated by reference to Exhibit (h)(1)(D)(ii) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(h)(1)(D)(iii)

Amendment to the ETF Master Services Agreement, dated September 1, 2023, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(iv)

Amendment No. 2 to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(v)	Amendment No. 4 to the ETF Master Services Agreement, dated July 22, 2025, with Ultimus Fund Solutions, LLC for the Q3 All-Season Tactical Advantage ETF is incorporated by reference to Exhibit (h)(1)(D)(v) of Post-Effective Amendment No. 269 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 26, 2025.
(h)(1)(D)(vi)

Amendment No. 5 to the ETF Master Services Agreement, dated July 22, 2025, with Ultimus Fund Solutions, LLC for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF is incorporated by reference to Exhibit (h)(1)(D)(vi) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(D)(vii)(a)

Derivatives Risk Management Program Support Services Addendum to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(vii)(b)

Amended Schedule A to the Derivatives Risk Management Program Support Services Addendum, dated October 21, 2025 is incorporated by reference to Exhibit (h)(1)(D)(vii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

7

(h)(1)(D)(viii)

Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement, dated March 13, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(vi) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(E)	Transfer Agent and Shareholder Services Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(F)

Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(h)(2)(A)(i)	Compliance Consulting Agreement with Northern Lights Compliance Services, LLC, dated July 18, 2023, is incorporated by reference to Exhibit (h)(2)(A)(i) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(2)(A)(ii)	Schedules A-1, A-2, A-3, A-4, A-5, A-6, B and C, dated October 21, 2025, to the Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated by reference to Exhibit (h)(2)(A)(ii) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(3)(A)	Expense Limitation Agreement with Wavelength Capital Management, LLC for Wavelength Fund is incorporated by reference to Exhibit (h)(3)(A) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.

(h)(3)(B)(i)	Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated January 22, 2020, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(6)(B) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(B)(ii)	Amended Schedule A to the Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(3)(B)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(h)(3)(C)	Expense Limitation Agreement with Edge Capital Group, LLC, dated September 8, 2023, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (h)(3)(C) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.

8

(h)(3)(D)	Second Amended and Restated Expense Limitation Agreement with Marshfield Associates, Inc., dated November 1, 2018, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(6)(I) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(h)(3)(E)	Amended and Restated Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., dated August 1, 2018, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(6)(L) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(3)(F)	Second Amended and Restated Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated November 01, 2018, for Meehan Fund, is incorporated by reference to Exhibit (h)(6)(M) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(3)(G)	Expense Limitation Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (h)(6)(P) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(3)(H)(i)	Expense Limitation Agreement with Q3 Asset Management Corporation, dated December 1, 2019, for the Q3 Funds is incorporated by reference to Exhibit (h)(6)(N) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(H)(ii)

Amended Schedule A to the Expense Limitation Agreement with Q3 Asset Management Corporation, dated July 31, 2024, is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(h)(3)(I)(i)	Expense Limitation Agreement with Blueprint Fund Management LLC, for the Blueprint Fund is incorporated by reference to Exhibit (h)(6)(O) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(h)(3)(I)(ii)	Expense Limitation Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (h)(3)(J)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

(h)(3)(J)	Expense Limitation Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(h)(3)(K)(i)

Amended and Restated Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(L)(i) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

9

(h)(3)(L)(ii)	Amended Schedule A to the Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(m)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(h)(3)(M)(i)

Expense Limitation Agreement with Nia Impact Capital is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(h)(3)(M)(ii)	Amended Schedule A to the Expense Limitation Agreement with Nia Impact Capital for the Nia Impact Solutions Fund, dated June 17, 2025, is incorporated by reference to Exhibit (h)(3)(N)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

(h)(3)(N)	Expense Limitation Agreement, for the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, and Westwood Salient MLP & Energy Infrastructure Fund, with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

(h)(3)(O)	Expense Limitation Agreement, for the Westwood Broadmark Tactical Plus Fund, with Salient Advisors, L.P. is incorporated by reference to Exhibit (h)(3)(P) of Post-Effective Amendment No. 241 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308) filed on April 28, 2023.

(h)(4)(A)(i)	Administrative Services Plan is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(4)(A)(ii)	Amended Schedule A to the Amended and Restated Administrative Services Plan dated February 20, 2025, is incorporated by reference to Exhibit (h)(4)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(i)	Not applicable.

(j)	Consents of the Independent Registered Public Accounting Firm are filed herewith.
(k)	Not applicable.

(l)	Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)(A)(i)	Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(1)(A)(ii)	Amended Appendix A, dated February 20, 2025, to the Distribution (12b-1) Plan is incorporated by reference to Exhibit (m)(1)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

10

(n)(1)(A)

Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(n)(1)(B)	Amended Appendix A, dated July 31, 2024, to the Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, dated June 5, 2012, amended April 23, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(p)(2)	Code of Ethics of Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(p)(3)	Amended Code of Ethics of Lyrical Asset Management LP, dated October 2015, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(4)	Amended Code of Ethics of Wavelength Capital Management, LLC, dated September 1, 2016, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(p)(5)	Code of Ethics of SCS Capital Management LLC is filed herewith.

(p)(6)	Amended Code of Ethics of Marshfield Associates, Inc., dated January 2024, is incorporated by reference to Exhibit (p)(6)(i) of Post-Effective Amendment No. 256 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27,2024.

(p)(7)	Code of Ethics of Hudson Valley Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(p)(8)	Code of Ethics of Edgemoor Investment Advisors, Inc. is filed herewith.

11

(p)(9)	Code of Ethics of Adler Asset Management, LLC is incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 137 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2019.

(p)(10)	Code of Ethics of Q3 Asset Management Corporation is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(p)(11)	Code of Ethics of Blueprint Fund Management LLC is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(12)	Code of Ethics of Blueprint Investment Partners LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(13)	Code of Ethics of Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(p)(14)	Code of Ethics of Westwood Management Corporation is filed herewith.
(p)(15)

Code of Ethics of Nia Impact Capital is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(p)(16)

Code of Ethics of Vident Asset Management is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(q)(1)(A)(i)	Powers of Attorney for Janine L. Cohen, Jacqueline A. Williams, and Clifford Schireson are incorporated by reference to Exhibit (q)(1)(A)(i) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.
(q)(1)(A)(ii)	Power of Attorney for Robert E. Morrison is incorporated by reference to Exhibit (q)(1)(A)(ii) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.
(q)(1)(A)(iii)	Power of Attorney for Keith Shintani is incorporated by reference to Exhibit (q)(1)(A)(ii) of Post-Effective Amendment No. 251 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 7, 2024.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

12

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Investment Advisory Agreements with Lyrical Asset Management LP, Wavelength Capital Management, LLC, SCS Capital Management, LLC, Marshfield Associates, Inc., Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.), Edgemoor Investment

13

Advisors, Inc., Adler Asset Management, LLC, Q3 Asset Management Corporation, Blueprint Fund Management LLC, Evolutionary Tree Capital Management LLC, Nia Impact Capital, Salient Advisors, L.P., and Westwood Corporation Corp. (the “Advisers”) and the Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, Broadmark Asset Management LLC, and Vident Asset Management (the “Sub-Advisers”) provide that the Advisers and Sub-Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreements with Ultimus Fund Distributors, LLC (the “UFD”) and the Distribution Agreement with Northern Lights Distributors, LLC (“NLD” and, collectively with UFD, the “Distributors”) provide that the Distributors, their directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreements relate, except a loss resulting from the failure of either Distributors or any such other person to comply with applicable law or the terms of the Agreements, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributors’ obligations and duties under the Distribution Agreements.

The Distribution Agreements with the Distributors further also provides that the Distributors agree to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributors or any agent or employee of the Distributors or any other person for whose acts as Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributors’ failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

With respect to information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each adviser and sub-adviser, reference is hereby made to the current Form ADVs of each adviser and sub-adviser filed under the Investment Advisers Act of 1940, incorporated herein by reference and the CRD and file numbers of which are as follows:

Adler Asset Management, LLC CRD No. 293512 SEC File No. 801-113287	Salient Advisors, L.P. CRD No. 122833 SEC File No. 801-61449

Blueprint Fund Management LLC CRD No. 306419 SEC File No. 801-117790	Wavelength Capital Management, LLC CRD No. 167725 SEC File No. 801-78192

Blueprint Investment Partners LLC CRD No. 170196 SEC File No. 801-108069	Westwood Management Corp CRD No. 110269 SEC File No. 801-18727

SCS Capital Management LLC CRD No. 122258 SEC File No. 801-61448	Lyrical Asset Management LP CRD No. 148267 SEC File No. 801-71099

14

Edgemoor Investment Advisors, Inc. CRD No. 109104 SEC File No. 801-56945	Marshfield Associates, Inc. CRD No. 150614 SEC File No. 801-70275
Evolutionary Tree Capital Management LLC CRD No. 291127 SEC File No. 801-119228	Nia Impact Capital CRD No. 286587 SEC File No. 801-117120

Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.) CRD No. 107387 SEC File No. 801-48913	Q3 Asset Management Corporation CRD No. 1378398 SEC File No. 801-77461

Broadmark Asset Management CRD No. 109422 SEC File No. 801-94129	Vident Asset Management CRD No. 286622 SEC File No. 801-114538

Item 32.	Principal Underwriters

(a)(i)	UFD acts as the principal underwriter for the following other open-end investment companies:

Axxes Private Markets Fund	James Advantage Funds
Bruce Fund, Inc.	Johnson Mutual Funds
Beacon Pointe Multi-Alternative Fund	Lind Capital Partners Municipal Credit Income Fund
Booster Income Opportunities Launch	Johnson Mutual Funds
Caldwell & Orkin Funds Inc.	MidBridge Private Markets Fund
Capitol Series Trust	MSS Series Trust
Cantor Select Portfolios Trust	New Age Alpha Funds Trust
Cantor Fitzgerald Infrastructure Fund	New Age Alpha Variable Funds Trust
CAZ Strategic Opportunities Fund	Oak Associates Funds
Centaur Mutual Funds Trust	OneAscent Capital Opportunities Fund
Conestoga Funds	ONEFUND Trust
CM Advisors Family of Funds	Papp Investment Trust
Chesapeake Investment Trust	Peachtree Alternative Strategies Fund
Commonwealth International Series Trust	Private Debt & Income Fund
Connors Fund	Schwartz Investment Trust
Copley Fund Inc.	Segall Bryant & Hamill Trust
Cross Shore Discovery Fund	Unified Series Trust
Cutler Trust	Ultimus Managers Trust
Dynamic Alternatives Fund	Valued Advisers Trust
Eubel Brady & Suttman Mutual Fund Trust Exchange Place Advisors Trust	VELA Funds
Fairway Private Equity & Venture Capital Opportunities Fund	Volumetric Fund
Flat Rock Enhanced Income Fund	Waycross Independent Trust
Flat Rock Core Income Fund	Williamsburg Investment Trust
Flat Rock Opportunity Fund	Yorktown Funds
HC Capital Trust	XD Fund Trust
Hussman Investment Trust	WesMark Funds
Investment House Funds	83 Investment Group Income Fund

15

(a)(ii)	NLD acts as the principal underwriter for the following other open-end investment companies:

Atlas U.S. Tactical Income Fund, Inc.	Northern Lights Fund Trust
Atlas U.S Government Money Market Fund, Inc.	Northern Lights Fund Trust II
Boyar Value Fund, Inc.	Northern Lights Fund Trust III
Capitol Series Trust	Northern Lights Fund Trust IV
CIM Real Assets & Credit Fund	Northern Lights Variable Trust
Copeland Trust	OCM Mutual Fund
DGI Investment Trust	Princeton Everest Fund
Grandeur Peak Global Trust	Rayliant Trust
Humankind Benefit Corporation	Segall Bryant & Hamill Trust
Miller Investment Trust	Texas Capital Funds Trust
Mutual Fund Series Trust	Two Roads Shared Trust
Mutual Fund and Variable Insurance Trust	Ultimus Managers Trust
Tributary Funds, Inc.	Unified Series Trust
The Saratoga Advantage Trust	Valued Advisers Trust
The North Country Funds	Zacks Trust
THOR Financial Technologies Trust

(b)(i)	Directors, officers, or partners of UFD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Securities Officer	None

The address of UFD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(b)(ii)	Directors, officers, or partners of NLD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Bill Strait	Secretary/General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

The address of NLD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

16

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Adler Asset Management, LLC

600 Third Avenue, Suite 226

New York, New York 10016

Blueprint Fund Management LLC

1250 Revolution Mill Drive, Suite 150

Greensboro, NC 27405

Blueprint Investment Partners

1250 Revolution Mill Dr., Suite 150

Greensboro, North Carolina 27405

SCS Capital Management LLC

3333 Riverwood Parkway, Suite 350

Atlanta, Georgia 30339

Edgemoor Investment Advisors, Inc.

7250 Woodmont Avenue, Suite 315

Bethesda, Maryland 20814

Evolutionary Tree Capital Management LLC

1199 N. Fairfax Street, Suite 801

Alexandria, Virginia 22314

Broadmark Asset Management

1808 Wedemeyer Street, Suite 210

San Francisco, California 94129

Orange Investment Advisors, Inc.
(formerly named Hudson Valley
Investment Advisors, Inc.)

117 Grand Street, Suite 201

Goshen, New York 10924

Lyrical Asset Management LP

250 West 55th Street, 37th Floor

New York, New York 10022

Marshfield Associates, Inc.

21 Dupont Circle NW, Suite 500

Washington, District of Columbia 20036

Nia Impact Capital

4900 Shattuck Avenue, #3648

Oakland, California 94609

Q3 Asset Management Corporation

2175 Cole Street

Birmingham, Michigan 48009

Salient Advisors, L.P.

4265 San Felipe, 8th Floor

Houston, Texas 77027

Wavelength Capital Management, LLC

545 Madison Avenue, 16th Floor

New York, New York 10022

Westwood Management Corp

200 Crescent Court, Suite 1200

Dallas, Texas 75201

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Fifth Third Bank, National Association

Fountain Square Plaza

Cincinnati, Ohio 45263

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

Item 34.	Management Services Not Discussed in Parts A or B

Not applicable

Item 35.	Undertakings

17

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registrant’s Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on December 23, 2025.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

*	December 23, 2025
Keith Shintani, Trustee

*	December 23, 2025
Janine L. Cohen, Trustee		By:	/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
*	December 23, 2025		Attorney-in-fact*
Jacqueline A. Williams, Trustee			December 23, 2025

*	December 23, 2025
Clifford N. Schireson, Trustee

*	December 23, 2025
Robert E. Morrison, Trustee

/s/ Todd E. Heim	December 23, 2025
Todd E. Heim, President

/s/ Daniel Bauer	December 23, 2025
Daniel Bauer, Treasurer/Controller/Principal Financial Officer

EXHIBITS

(g)(2)(B)(ii)	Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co.
(j)	Consents of the Independent Registered Public Accounting Firm
(p)(5)	Code of Ethics of SCS Capital Management LLC
(p)(8)	Code of Ethics of Edgemoor Investment Advisors, Inc
(p)(14)	Code of Ethics of Westwood Management Corporation